                           CALAMOS(R) FAMILY OF FUNDS

                        SUPPLEMENT DATED APRIL 14, 2003
                      TO PROSPECTUS DATED AUGUST 1, 2002,
                AS PREVIOUSLY SUPPLEMENTED ON FEBRUARY 26, 2003,
                      JANUARY 31, 2003 AND JANUARY 3, 2003

     Effective as of the close of business on April 30, 2003, the Convertible Fund is closed to all purchases of shares, including, but not limited to, any purchases or exchanges by existing shareholders of the Fund or any other Calamos fund. However, the Fund will continue to accept reinvestments of dividends or capital gain distributions on shares of the Fund.

     The Convertible Fund reserves the right to modify the extent to which sales of shares of the Fund are limited and may, in its sole discretion, permit purchases of shares where, in the judgment of management, such purchases are not expected to have a detrimental effect on the portfolio management of the Fund.

              Please retain this supplement for future reference.

1601


                     [PHOTO] [PHOTO]
                             [PHOTO]

                            CALAMOS FAMILY OF FUNDS

                           PROSPECTUS AUGUST 1, 2002

               Calamos Convertible Fund
               Calamos Convertible Growth and Income Fund
               Calamos Market Neutral Fund
               Calamos Growth Fund
               Calamos Global Convertible Fund
               Calamos High Yield Fund
               Calamos Mid Cap Value Fund

                           [CALAMOS INVESTMENTS LOGO]
                        Strategies for Serious Money(R)

  The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this
  prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                               TABLE OF CONTENTS

                                                                    PAGE
THE FUNDS                                                              3
------------------------------------------------------------------------
CONVERTIBLE FUND                                                       4
------------------------------------------------------------------------
CONVERTIBLE GROWTH AND INCOME FUND                                    12
------------------------------------------------------------------------
MARKET NEUTRAL FUND                                                   20
------------------------------------------------------------------------
GROWTH FUND                                                           28
------------------------------------------------------------------------
GLOBAL CONVERTIBLE FUND                                               34
------------------------------------------------------------------------
HIGH YIELD FUND                                                       42
------------------------------------------------------------------------
MID CAP VALUE FUND                                                    50
------------------------------------------------------------------------

FUND FACTS                                                            54
------------------------------------------------------------------------
Who Manages the Funds?......................................          54
How Can I Buy Shares?.......................................          55
How Can I Sell Shares?......................................          59
Transaction Information.....................................          61
Distributions and Taxes.....................................          63

FINANCIAL HIGHLIGHTS                                                  65
------------------------------------------------------------------------
FOR MORE INFORMATION                                          back cover
------------------------------------------------------------------------



                        Strategies for Serious Money(R)

                                   THE FUNDS

WHAT ARE THE INVESTMENT OBJECTIVES AND PRINCIPAL STRATEGIES COMMON TO THE FUNDS? Each Fund described in this prospectus has different investment objectives and strategies, and may invest in different securities. The Funds differ principally in (i) how important growth potential and current income is considered when selecting investments, (ii) the types of securities selected as investments, such as convertible securities, or equities, or foreign securities, and (iii) the risks involved with an investment in the Fund.
       The investment objectives of a Fund may not be changed without the approval of a "majority of the outstanding" shares of that Fund, as defined in the Investment Company Act of 1940. There can be no assurance that a Fund will achieve its objectives.

--------------------------------------------------------------------------------
In this section, you will find definitions of terms and concepts to help you as you read this prospectus.
--------------------------------------------------------------------------------


WHAT ARE THE PRINCIPAL RISKS COMMON TO THE FUNDS?
A Word About Risk. This prospectus describes the risks you may face as an investor in the Calamos Family of Funds. It is important to keep in mind that generally investments with a higher potential reward also have a higher risk of losing money. The reverse is also commonly true: the lower the risk, the lower the potential reward. However, as you consider an investment in the Funds, you should also take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in this investment for a long period of time to ride out down periods.
       As with any security, there are market and investment risks associated with your investment in the Funds. The value of your investment will fluctuate over time and it is possible to lose money.

Market Risk. The risk that the securities markets will increase or decrease in value is considered market risk and applies to any security. If there is a general decline in the stock market, it is possible your investment may lose value regardless of the individual results of the companies in which a Fund invests.

Investment Management. Whether a Fund achieves its investment objective is significantly impacted by whether Calamos Asset Management, Inc., as each Fund's investment adviser, is able to choose suitable investments for the Funds.


                        Strategies for Serious Money(R)                        3

                                CONVERTIBLE FUND

WHAT ARE THE INVESTMENT OBJECTIVES AND PRINCIPAL STRATEGIES OF THE FUND?
The primary objective of the Convertible Fund is current income with growth as its secondary objective.

--------------------------------------------------------------------------------
CONVERTIBLE SECURITY -- corporate security (usually a preferred stock or bond) that is exchangeable at the option of the holder for a fixed number of other securities (usually common stock) at a set price or formula.
--------------------------------------------------------------------------------

       The Fund invests mainly in a diversified portfolio of convertible securities issued by both U.S. and foreign companies. These convertible securities may be either debt securities or preferred stocks that can be exchanged for common stock. Under normal circumstances, we invest at least 80% of the Fund's net assets (plus any borrowings) in convertible securities. On average, the credit quality of the convertible securities purchased by the Fund is investment grade, and the average term to maturity is five to ten years. In addition, a significant portion of the Fund's convertible securities investments are comprised of securities that have not been registered for public sale, but that are eligible for purchase and sale by certain qualified institutional buyers (Rule 144A securities).

--------------------------------------------------------------------------------
CAPITAL APPRECIATION -- an increase in the market price of an asset, such as stocks or bonds.
--------------------------------------------------------------------------------

Convertible Securities Investing. We believe there are various advantages to buying convertible securities, including:

       - the potential for capital appreciation if the value of the underlying common stock increases
       - the relatively high yield received from dividend or interest payments as compared to common stock dividends
       - the relatively lower price volatility as compared to common stock

      The Fund seeks to profit from this strategy by receiving interest on the convertible security and through an increase in the convertible's value. The convertible's value tends to increase when the market value of the underlying common stock increases.

      We typically apply a four-step approach when buying and selling convertible securities for the Fund, which includes:
       1. Evaluating the default risk of the convertible security using traditional credit analysis
       2. Analyzing the convertible's underlying common stock to determine its capital appreciation potential
       3. Assessing the risk/return potential of the convertible security
       4. Evaluating the convertible security's impact on the overall composition of the Fund and its diversification strategy
       In analyzing the appreciation potential of the underlying common stock and the default risk of the convertible security, we generally consider the issuer's:
       - financial soundness
       - ability to make interest and dividend payments
       - earnings and cash-flow forecast
       - quality of management

Other Principal Strategies. The Fund's assets not invested in convertible securities are generally invested in equity securities and synthetic convertible securities, as described below. The Fund will also typically invest a portion of its net assets in foreign securities. International investing

 4                      Strategies for Serious Money(R)

                                CONVERTIBLE FUND

allows the Fund to achieve greater diversification and to take advantage of changes in foreign economies and market conditions.

--------------------------------------------------------------------------------
DEBT OBLIGATION -- a security which is a written promise to repay a debt such as a bond or note.
--------------------------------------------------------------------------------


WHAT ARE THE TYPES OF SECURITIES THE FUND INVESTS IN?
Convertible Securities. Convertible securities include debt obligations and preferred stock of the company issuing the security, which may be exchanged for a predetermined price (the conversion price) into the common stock of the issuer. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.
       Many convertible securities are issued with a "call" feature that allows the issuer of the security to choose when to redeem the security. If a convertible security held by the Fund is called for redemption, the Fund will be required to redeem the security, convert it into the underlying common stock, or sell it to a third party at a time that may be unfavorable to the Fund. Conversely, certain convertible debt securities may provide a "put option" which entitles the Fund to make the issuer redeem the security at a premium over the stated principal amount of the debt security.

Synthetic Convertible Securities. We may also create a "synthetic" convertible security by combining separate securities that possess the two principal characteristics of a true convertible security, i.e., fixed-income securities ("fixed-income component") and the right to acquire equity securities ("convertible component"). The fixed-income component is achieved by investing in non-convertible, fixed-income securities such as bonds, preferred stocks and money market instruments. The convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index.
       The Fund may also purchase synthetic securities created by other parties, typically investment banks, including convertible structured notes. Purchasing synthetic convertible securities may offer more flexibility than purchasing a convertible security. Different companies may issue the fixed-income and convertible components which may be purchased separately, and at different times. Synthetic convertible securities are considered convertible securities for purposes of the Fund's policy to invest at least 80% of its net assets (plus any borrowings) in convertible securities.

--------------------------------------------------------------------------------
AMERICAN DEPOSITORY RECEIPTS -- ADRs are traded on U.S. exchanges and represent an ownership interest in a foreign security. They are generally issued by a U.S. bank as a substitute for direct ownership of the foreign security.
--------------------------------------------------------------------------------


Foreign Securities. We may invest up to 25% of the Fund's net assets in securities of foreign issuers, but generally invest approximately 5% to 15% of net assets in foreign securities. A foreign issuer is a company organized under the laws of a foreign country that is principally traded in the financial markets of a foreign country. For purposes of the 25% limitation, foreign securities do not include securities represented by American Depository Receipts
(ADRs) or securities guaranteed by a U.S. person.

Equity Securities. The Fund typically will invest approximately 5% to 15% of its net assets in equity securities. Equity securities include exchange-traded and over-the-counter common and preferred stocks, warrants, rights, and depository receipts. An investment in the equity securities of a company represents a proportionate ownership interest in that company. Therefore, the Fund

                        Strategies for Serious Money(R)                        5

                                CONVERTIBLE FUND

participates in the financial success or failure of any company in which it has an equity interest. Compared with other asset classes, equity investments have a greater potential for gain.

High Yield Fixed-Income Securities (Junk Bonds). The Fund may invest without limit in convertible and non-convertible debt securities rated BB or lower by Standard & Poor's Corporation, a division of The McGraw-Hill Companies, or Ba or lower by Moody's Investor Services, Inc., and in securities that are not rated but are considered by us to be of similar quality (commonly called "junk" bonds). The Fund will not, however, acquire a security rated below C and expects to maintain, over the long-term, an average credit quality rating of investment grade, which is BBB or Baa or greater.

Defensive Investing. We may depart from the Fund's principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions without limitation in all types of money market and short term debt securities, and repurchase agreements. In a repurchase agreement, the Fund purchases a security and the seller (a bank or securities dealer) simultaneously agrees to buy back (repurchase) the security at the same price plus an amount equal to an agreed-upon interest rate, on a specified date. During periods when we have assumed a temporary defensive position, the Fund may not be able to achieve its investment objective.

Other Investments. Although not the principal investments or strategies of the Fund, we may utilize other investments and investment techniques which may impact performance, including options, futures and other strategic transactions. More information about Fund investments and strategies is provided in the Statement of Additional Information.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?
In addition to the principal risks described below, the Fund's principal risks include market risk and investment management risk. Please refer to the discussion of market risk and investment management risk under "The Funds" at the front of this prospectus.

Default Risk. Default risk refers to the risk that a company who issues a debt security will be unable to fulfill its obligation to repay principal and interest. The lower a bond is rated, the greater its default risk.

Convertible Securities Risk. The value of a convertible security is influenced by both the yield of non-convertible securities of comparable issuers and by the value of the underlying common stock. The value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield) is sometimes referred to as its "investment value." The investment value of a convertible security tends to decline as prevailing interest rate levels increase. Conversely, a convertible's investment value increases as prevailing interest rate levels decline. However, the convertible's market value will also be influenced by its "conversion value," which is the market value of the underlying common stock that would be obtained if the convertible security were converted. The conversion value of a convertible security tends to increase as the price of the underlying common stock increases, and decrease as the price of the underlying common stock decreases.


 6                      Strategies for Serious Money(R)

                                CONVERTIBLE FUND


--------------------------------------------------------------------------------
MARKET PRICE -- the last reported sales price of a security (if on an exchange) or the last bid and ask prices if the security is traded over-the-counter.
--------------------------------------------------------------------------------

       As the market price of the underlying common stock declines, such that the conversion value is substantially below the investment value of the convertible security, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock.
       If the market price of the underlying common stock increases to a point where the conversion value approximates or exceeds the investment value, the price of the convertible security tends to be influenced more by the market price of the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would be paid before the company's common stock holders. Consequently, the issuer's convertible securities entail less risk than its common stock.

Interest Rate Risk. As discussed under "Convertible Securities Risk" above, interest rate risk is a component of convertible securities risk. Interest rate risk is the risk that the Fund's investments will decrease in value as a result of an increase in interest rates. Generally, there is an inverse relationship between the value of a debt security and interest rates. Therefore, the value of the bonds held by the Fund generally decrease in periods when interest rates are rising. In addition, interest rate changes normally have a greater effect on prices of longer-term bonds than shorter-term bonds.

Foreign Securities Risk. There are special risks associated with investing in foreign securities that are not typically associated with investing in U.S. companies. These risks include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, and the possibility of substantial price volatility as a result of political and economic instability in the foreign country. Other risks of investing in foreign securities include: less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards, and less liquidity in foreign markets than in U.S. markets.

Rule 144A Securities Risk. The Fund may invest without limit in securities that have been privately placed but are eligible for purchase and sale by certain qualified institutional buyers such as the Fund under Rule 144A under the Securities Act of 1933. Under the supervision of the Fund's board of trustees, we will determine whether securities purchased under Rule 144A are illiquid. The Fund is restricted to investing no more than 10% of its total assets in securities that are illiquid, that is, not readily marketable. If qualified institutional buyers are unwilling to purchase these Rule 144A Securities, the percent of the Fund's assets invested in illiquid securities would increase.

High Yield Fixed-Income Securities (Junk Bonds) Risk. The Fund's investment in junk bonds entails a greater risk than an investment in higher-rated securities. Although junk bonds typically pay higher interest rates than investment-grade bonds, there is a greater likelihood that the company issuing the junk bond will default on interest and principal payments. In the event of an issuer's bankruptcy, claims of other creditors may have priority over the claims of junk bond holders, leaving few or no assets to repay them. Junk bonds are also more sensitive to adverse economic changes or individual corporate developments than higher quality bonds. During a


                        Strategies for Serious Money(R)                        7

                                CONVERTIBLE FUND

period of adverse economic changes, including a period of rising interest rates, companies issuing junk bonds may be unable to make principal and interest payments.

--------------------------------------------------------------------------------
EQUITY -- ownership interest in a corporation in the form of common or preferred stock.
--------------------------------------------------------------------------------

Equity Investments and Small Company Risk. Equity investments are subject to greater fluctuations in market value than other asset classes as a result of such factors as a company's business performance, investor perceptions, stock market trends and general economic conditions. Smaller companies are especially sensitive to these factors, and therefore may experience more price volatility than larger companies.

Synthetic Convertible Securities Risk. The value of a synthetic convertible security will respond differently to market fluctuations than a convertible security because a synthetic convertible is composed of two or more separate securities, each with its own market value. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.

--------------------------------------------------------------------------------
TOTAL RETURN -- the return on an investment including income from dividends and interest as well as appreciation or depreciation in the price of the security over a given time period.
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED IN THE PAST?
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and how the Fund's average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that how the Fund has performed in the past (before and after taxes) cannot predict how it will perform in the future. The information provided in the chart is for Class A shares, and does not reflect sales charges, which reduce return.

CALENDAR YEAR PERFORMANCE -- CALAMOS CONVERTIBLE FUND

[Calamos Convertible Fund Bar Chart]

                                                                      CALENDAR YEAR PERFORMANCE -
                                                                       CALAMOS CONVERTIBLE FUND
                                                                      ---------------------------
1992                                                                              7.62
1993                                                                             17.55
1994                                                                             -7.04
1995                                                                             29.25
1996                                                                              16.7
1997                                                                             20.81
1998                                                                             11.64
1999                                                                             35.09
2000                                                                              7.11
2001                                                                             -4.28

       For the period included in the bar chart, the Fund's highest return for a calendar quarter was 25.59% (the 4th quarter of 1999), and the Fund's lowest return for a calendar quarter was -10.54% (the 3rd quarter of 1998).
       The Fund's calendar year-to-date total return as of June 30, 2002 was -0.35%.


 8                      Strategies for Serious Money(R)

                                CONVERTIBLE FUND

The table below shows how the Fund's average annual performance (before and after taxes) for the one, five, and ten year periods ended December 31, 2001, compared with broad measures of market performance. The after-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund. "Return after taxes on distributions" shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment in shares of the Fund. "Return after taxes on distributions and sale of Fund shares" shows the effect of both taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution or assumed sale, but do not include the impact of state and local taxes. In some instances, the "Return after taxes on distributions and sale of Fund shares" may be greater than "Return before taxes" because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns may not be relevant to investors who hold their Fund shares in a tax-deferred account (including a 401(k) or IRA account), or to investors that are tax-exempt. After-tax returns are shown only for Class A shares and after-tax returns for other classes will vary. The table includes the effects of sales charges for each share class.

AVERAGE ANNUAL TOTAL RETURNS--FOR PERIODS ENDED DECEMBER 31, 2001

                                                                                  Since Class B and
                                     One Year      Five Years      Ten Years           C Inception*
Class A
Return before taxes                   -8.84%         12.25%          12.20%                 --
Return after taxes on distributions   -10.38           9.72            9.28
Return after taxes on distributions
  and sale of Fund shares              -5.20           9.06            8.80
---------------------------------------------------------------------------------------------------
Class B
Return before taxes                   -9.48%             --              --              1.76%
---------------------------------------------------------------------------------------------------
Class C
Return before taxes                   -5.87%         12.87%              --             13.45%
---------------------------------------------------------------------------------------------------
Value Line Convertible Index(#)        2.57%          4.21%           9.92%                 --
---------------------------------------------------------------------------------------------------

Performance shown includes the effects of an overpayment of dividends and/or capital gains distribution to shareholders of certain classes of shares of the Fund (and a corresponding capital contribution by the adviser) which increased certain return figures.

* Inception date for B shares is 9/11/00. Inception Date for C shares is 7/5/96.

# The Value Line Convertible Index is an unmanaged index of convertible bonds and preferred stocks and is generally considered representative of the U.S. convertible securities market. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges.


                        Strategies for Serious Money(R)                        9

                                CONVERTIBLE FUND

--------------------------------------------------------------------------------
SHAREHOLDER FEES -- fees paid directly from your investment, which include sales charges and redemption fees that you may pay when you buy or sell shares of the Fund.
--------------------------------------------------------------------------------

WHAT ARE THE FEES AND EXPENSES OF THE FUND?
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. There are shareholder fees which are subtracted directly from the amount you invest and there are annual operating expenses which are subtracted each year from the assets in the Fund. Please refer to the "How Can I Buy Shares?" section of this prospectus for information regarding sales load discounts and waivers.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT):                      Class A      Class B    Class C
Maximum Sales Charge (Load) on Purchases (as a percentage of
  offering price)                                                4.75%         None       None
---------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a percentage of
  redemption proceeds)                                            None(1)     5.00%      1.00%
---------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends/
  Distributions                                                   None         None       None
---------------------------------------------------------------------------------------------------
Redemption Fee                                                    None         None       None
---------------------------------------------------------------------------------------------------
Exchange Fee                                                      None         None       None
---------------------------------------------------------------------------------------------------

(1)The redemption of Class A shares purchased at net asset value under the $1,000,000 purchase order privilege may be subject to a contingent deferred sales charge of 1% if redeemed within one year of purchase and .50% if redeemed during the second year following purchase.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED
FROM FUND ASSETS):
MANAGEMENT FEES                                                  .75%         .75%       .75%
-------------------------------------------------------------------------------------------------
DISTRIBUTION (12b-1) FEES                                        .25%        1.00%      1.00%
-------------------------------------------------------------------------------------------------
Other Expenses                                                   .28%         .28%       .28%
-------------------------------------------------------------------------------------------------
Total Annual Operating Expenses                                 1.28%        2.03%      2.03%
-------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES -- expenses that cover the costs of operating the Fund.
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
MANAGEMENT FEES -- a fee paid to the investment adviser for managing the Fund.
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
DISTRIBUTION FEES -- fees used to support the Fund's marketing and distribution efforts, such as advertising and promotion.
--------------------------------------------------------------------------------



 10                     Strategies for Serious Money(R)

                                CONVERTIBLE FUND

EXAMPLES:
These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
       This example shows an investment made and held for one year, three years, five years and ten years. In each case, we assume that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be greater or less. You would pay the following expenses if you redeemed your shares at the end of the period:

                                       One Year      Three Years      Five Years      Ten Years
Class A                                  $599           $862            $1,144         $1,947
----------------------------------------------------------------------------------------------------
Class B*                                 $706           $937            $1,293         $2,166
----------------------------------------------------------------------------------------------------
Class C**                                $306           $637            $1,093         $2,358
----------------------------------------------------------------------------------------------------

       You would pay the following expenses if you did not redeem your shares:

                                       One Year      Three Years      Five Years      Ten Years
Class A                                  $599           $862            $1,144         $1,947
----------------------------------------------------------------------------------------------------
Class B*                                 $206           $637            $1,093         $2,166
----------------------------------------------------------------------------------------------------
Class C                                  $206           $637            $1,093         $2,358
----------------------------------------------------------------------------------------------------

* Assumes conversion to Class A shares eight years after purchase. For the first example that assumes that you redeem all of your shares at the end of each time period, the contingent deferred sales charge was applied as follows: 1 year (5%), 3 years (3%), 5 years (2%) and 10 years (0%).

** The contingent deferred sales charge was applied as follows: 1 year (1%); 3, 5, and 10 years (0%).


                        Strategies for Serious Money(R)                       11

                               CONVERTIBLE GROWTH

                                AND INCOME FUND


--------------------------------------------------------------------------------
CONVERTIBLE SECURITY -- corporate security (usually a preferred stock or bond) that is exchangeable at the option of the holder for a fixed number of other securities (usually common stock) at a set price or formula.
--------------------------------------------------------------------------------

WHAT ARE THE INVESTMENT OBJECTIVES AND PRINCIPAL STRATEGIES OF THE FUND?
The primary objective of the Convertible Growth and Income Fund is high long-term total return through growth and current income. The Fund invests primarily in a diversified portfolio of convertible, equity and fixed-income securities, with equal emphasis on capital appreciation and current income.
       Under normal circumstances we invest at least 80% of the Fund's net assets (plus any borrowings) in convertible securities. These convertible securities may be either debt securities or preferred stocks that can be exchanged for common stock. The average term to maturity of the convertible securities purchased by the Fund will typically range from five to ten years. In addition, a significant portion of the Fund's convertible securities investments are comprised of securities that have not been registered for public sale, but that are eligible for purchase and sale by certain qualified institutional buyers (Rule 144A securities).

--------------------------------------------------------------------------------
CAPITAL APPRECIATION -- an increase in the market price of an asset, such as stocks or bonds.
--------------------------------------------------------------------------------

Convertible Securities Investing. We believe there are various advantages to buying convertible securities, including:
       - the potential for capital appreciation if the value of the underlying common stock increases
       - the relatively high yield received from dividend or interest payments as compared to common stock dividends
       - the relatively lower price volatility as compared to common stock
       The Fund seeks to profit from this strategy by receiving interest on the convertible security and through an increase in the convertible's value. The convertible's value tends to increase when the market value of the underlying common stock increases.
       We typically apply a four-step approach when buying and selling convertible securities for the Fund, which includes:
       1. Evaluating the default risk of the convertible security using traditional credit analysis
       2. Analyzing the convertible's underlying common stock to determine its capital appreciation potential
       3. Assessing the risk/return potential of the convertible security
       4. Evaluating the convertible security's impact on the overall composition of the Fund and its diversification strategy
       In analyzing the appreciation potential of the underlying common stock and the default risk of the convertible security, we generally consider the issuer's:
       - financial soundness
       - ability to make interest and dividend payments
       - earnings and cash-flow forecast
       - quality of management

Other Principal Strategies. The Fund's assets not invested in convertible securities are invested in common stocks that, in our judgment, provide opportunities for long-term capital appreciation, or in other securities as described below. The Fund generally invests in smaller and medium-sized

 12                     Strategies for Serious Money(R)

                               CONVERTIBLE GROWTH

                                AND INCOME FUND

companies, the securities of which tend to be more volatile and less liquid than the securities of larger companies. In addition, the Fund may invest without limit in high yield fixed-income securities (often referred to as "junk bonds").

--------------------------------------------------------------------------------
DEBT OBLIGATION -- a security which is a written promise to repay a debt such as a bond or note.
--------------------------------------------------------------------------------


WHAT ARE THE TYPES OF SECURITIES THE FUND INVESTS IN?
Convertible Securities. Convertible securities include debt obligations and preferred stock of the company issuing the security, which may be exchanged for a predetermined price (the conversion price) into the common stock of the issuer. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.
       Many convertible securities are issued with a "call" feature that allows the issuer of the security to choose when to redeem the security. If a convertible security held by the Fund is called for redemption, the Fund will be required to redeem the security, convert it into the underlying common stock, or sell it to a third party at a time that may be unfavorable to the Fund. Conversely, certain convertible debt securities may provide a "put option" which entitles the Fund to make the issuer redeem the security at a premium over the stated principal amount of the debt security.

Synthetic Convertible Securities. We may also create a "synthetic" convertible security by combining separate securities that possess the two principal characteristics of a true convertible security, i.e., fixed-income securities ("fixed-income component") and the right to acquire equity securities ("convertible component"). The fixed-income component is achieved by investing in non-convertible, fixed-income securities such as bonds, preferred stocks and money market instruments. The convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index.
       The Fund may also purchase synthetic securities created by other parties, typically investment banks, including convertible structured notes. Purchasing synthetic convertible securities may offer more flexibility than purchasing a convertible security. Different companies may issue the fixed-income and convertible components which may be purchased separately, and at different times. Synthetic convertible securities are considered convertible securities for purposes of the Fund's policy to invest at least 80% of its net assets (plus any borrowings) in convertible securities.

Equity Securities. The Fund typically will invest approximately 5% to 15% of its net assets in equity securities. Equity securities include exchange-traded and over-the-counter common and preferred stocks, warrants, rights, and depository receipts. An investment in the equity securities of a company represents a proportionate ownership interest in that company. Therefore, the Fund participates in the financial success or failure of any company in which it has an equity interest. Compared with other asset classes, equity investments have a greater potential for gain.

High Yield Fixed-Income Securities (Junk Bonds). The Fund may invest without limit in convertible and non-convertible debt securities rated BB or lower by Standard & Poor's Corporation, a division of The McGraw-Hill Companies, or Ba or lower by Moody's Investor

                        Strategies for Serious Money(R)                       13

                               CONVERTIBLE GROWTH

                                AND INCOME FUND

Services, Inc., and in securities that are not rated but are considered by us to be of similar quality (commonly called "junk" bonds). The Fund will not, however, acquire a security rated below C.

Defensive Investing. We may depart from the Fund's principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions without limitation in all types of money market and short term debt securities, and repurchase agreements. In a repurchase agreement, the Fund purchases a security and the seller (a bank or securities dealer) simultaneously agrees to buy back (repurchase) the security at the same price plus an amount equal to an agreed-upon interest rate, on a specified date. During periods when we have assumed a temporary defensive position, the Fund may not be able to achieve its investment objective.

Other Investments. Although not the principal investments or strategies of the Fund, we may utilize other investments and investment techniques which may impact performance, including options, futures and other strategic transactions. More information about Fund investments and strategies is provided in the Statement of Additional Information.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?
In addition to the principal risks described below, the Fund's principal risks include market risk and investment management risk. Please refer to the discussion of market risk and investment management risk under "The Funds" at the front of this prospectus.

Default Risk. Default risk refers to the risk that a company who issues a debt security will be unable to fulfill its obligation to repay principal and interest. The lower a bond is rated, the greater its default risk.

--------------------------------------------------------------------------------
MARKET PRICE -- the last reported sales price of a security (if on an exchange) or the last bid and ask prices if the security is traded over-the-counter.
--------------------------------------------------------------------------------


Convertible Securities Risk. The value of a convertible security is influenced by both the yield of non-convertible securities of comparable issuers and by the value of the underlying common stock. The value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield) is sometimes referred to as its "investment value." The investment value of a convertible security tends to decline as prevailing interest rate levels increase. Conversely, a convertible's investment value increases as prevailing interest rate levels decline. However, the convertible's market value will also be influenced by its "conversion value," which is the market value of the underlying common stock that would be obtained if the convertible security were converted. The conversion value of a convertible security tends to increase as the price of the underlying common stock increases, and decrease as the price of the underlying common stock decreases.
       As the market price of the underlying common stock declines such that the conversion value is substantially below the investment value of the convertible security, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock.
       If the market price of the underlying common stock increases to a point where the conversion value approximates or exceeds the investment value, the price of the convertible

 14                     Strategies for Serious Money(R)

                               CONVERTIBLE GROWTH

                                AND INCOME FUND

security tends to be influenced more by the market price of the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would be paid before the company's common stock holders. Consequently, the issuer's convertible securities entail less risk than its common stock.

Interest Rate Risk. As discussed under "Convertible Securities Risk" above, interest rate risk is a component of convertible securities risk. Interest rate risk is the risk that the Fund's investments will decrease in value as a result of an increase in interest rates. Generally, there is an inverse relationship between the value of a debt security and interest rates. Therefore, the value of the bonds held by the Fund generally decrease in periods when interest rates are rising. In addition, interest rate changes normally have a greater effect on prices of longer-term bonds than shorter-term bonds.

--------------------------------------------------------------------------------
EQUITY -- ownership interest in a corporation in the form of common or preferred stock.
--------------------------------------------------------------------------------


Equity Investments Risk. Equity investments are subject to greater fluctuations in market value than other asset classes as a result of such factors as a company's business performance, investor perceptions, stock market trends and general economic conditions.

Small Company Risk. Small company stocks historically have been subject to greater investment risk than large company stocks. The risks generally associated with small companies include more limited product lines, markets and financial resources, lack of management depth or experience, dependency on key personnel and vulnerability to adverse market and economic developments. Accordingly, the prices of small company stocks tend to be more volatile than prices of large company stocks. Further, the prices of small company stocks are often adversely affected by limited trading volumes and the lack of publicly available information.

Rule 144A Securities Risk. The Fund may invest without limit in securities that have been privately placed but are eligible for purchase and sale by certain qualified institutional buyers such as the Fund under Rule 144A under the Securities Act of 1933. Under the supervision of the Fund's board of trustees, we will determine whether securities purchased under Rule 144A are illiquid. The Fund is restricted to investing no more than 10% of its total assets in securities that are illiquid, that is, not readily marketable. If qualified institutional buyers are unwilling to purchase these Rule 144A Securities, the percent of the Fund's assets invested in illiquid securities would increase.

High Yield Fixed-Income Securities (Junk Bonds) Risk. The Fund's investment in junk bonds entails a greater risk than an investment in higher-rated securities. Although junk bonds typically pay higher interest rates than investment-grade bonds, there is a greater likelihood that the company issuing the junk bond will default on interest and principal payments. In the event of an issuer's bankruptcy, claims of other creditors may have priority over the claims of junk bond holders, leaving few or no assets to repay them. Junk bonds are also more sensitive to adverse economic changes or individual corporate developments than higher quality bonds. During a period of adverse economic changes, including a period of rising interest rates, companies issuing junk bonds may be unable to make principal and interest payments.

                        Strategies for Serious Money(R)                       15

                               CONVERTIBLE GROWTH

                                AND INCOME FUND

Synthetic Convertible Securities Risk. The value of a synthetic convertible security will respond differently to market fluctuations than a convertible security because a synthetic convertible is composed of two or more separate securities, each with its own market value. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.

--------------------------------------------------------------------------------
TOTAL RETURN -- the return on an investment including income from dividends and interest as well as appreciation or depreciation in the price of the security over a given time period.
--------------------------------------------------------------------------------


HOW HAS THE FUND PERFORMED IN THE PAST?
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and how the Fund's average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that how the Fund has performed in the past (before and after taxes) cannot predict how it will perform in the future. The information provided in the chart is for Class A shares, and does not reflect sales charges, which reduce return.

CALENDAR YEAR PERFORMANCE -- CALAMOS CONVERTIBLE GROWTH & INCOME FUND

[Calamos Convertible Growth & Income Fund Bar Chart]

                                                               CALAMOS CONVERTIBLE GROWTH & INCOME FUND
                                                                                   %
                                                               ----------------------------------------
1992                                                                             10.12
1993                                                                             14.79
1994                                                                             -5.31
1995                                                                             29.14
1996                                                                             19.22
1997                                                                             23.34
1998                                                                             17.62
1999                                                                             52.97
2000                                                                              6.86
2001                                                                             -2.38

       For the period included in the bar chart, the Fund's highest return for a calendar quarter was 34.39% (the 4th quarter of 1999), and the Fund's lowest return for a calendar quarter was -9.74% (the 3rd quarter of 1998).
       The Fund's calendar year-to-date total return as of June 30, 2002 was -0.84%.


 16                     Strategies for Serious Money(R)

                               CONVERTIBLE GROWTH

                                AND INCOME FUND

The table below shows how the Fund's average annual performance (before and after taxes) for the one, five, and ten year periods ended December 31, 2001, compared with broad measures of market performance. The after-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund. "Return after taxes on distributions" shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment in shares of the Fund. "Return after taxes on distributions and sale of Fund shares" shows the effect of both taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution or assumed sale, but do not include the impact of state and local taxes. In some instances, the "Return after taxes on distributions and sale of Fund shares" may be greater than "Return before taxes" because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns may not be relevant to investors who hold their Fund shares in a tax-deferred account (including a 401(k) or IRA account), or to investors that are tax-exempt. After-tax returns are shown only for Class A shares and after-tax returns for other classes will vary. The table includes the effects of sales charges for each share class.

AVERAGE ANNUAL TOTAL RETURNS--FOR PERIODS ENDED DECEMBER 31, 2001

                                                                                  Since Class B and C
                                     One Year      Five Years      Ten Years               Inception*
Class A
Return before taxes                   -7.02%         17.13%          15.05%                  --
Return after taxes on
  distributions                        -8.14          14.13           11.70
Return after taxes on
  distributions and sale of
  Fund shares                          -4.14          12.90           10.96
-----------------------------------------------------------------------------------------------------
Class B
Return before taxes                   -7.75%             --              --               0.79%
-----------------------------------------------------------------------------------------------------
Class C
Return before taxes                   -3.95%         18.02%              --              18.60%
-----------------------------------------------------------------------------------------------------
Value Line Convertible Index(#)        2.57%          4.21%           9.92%                  --
-----------------------------------------------------------------------------------------------------

Performance shown includes the effects of an overpayment of dividends and/or capital gains distribution to shareholders of certain classes of shares of the Fund (and a corresponding capital contribution by the adviser) which increased certain return figures.

* Inception date for B shares is 9/11/00. Inception Date for C shares is 8/5/96.

# The Value Line Convertible Index is an unmanaged index of convertible bonds and preferred stocks and is generally considered representative of the U.S. convertible securities market. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges.


                        Strategies for Serious Money(R)                       17

                               CONVERTIBLE GROWTH

                                AND INCOME FUND

--------------------------------------------------------------------------------
SHAREHOLDER FEES -- fees paid directly from your investment, which include sales charges and redemption fees that you may pay when you buy or sell shares of the Fund.
--------------------------------------------------------------------------------


WHAT ARE THE FEES AND EXPENSES OF THE FUND?
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. There are shareholder fees which are subtracted directly from the amount you invest and there are annual operating expenses which are subtracted each year from the assets in the Fund. Please refer to the "How Can I Buy Shares?" section of this prospectus for information regarding sales load discounts and waivers.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT):                      Class A      Class B    Class C
Maximum Sales Charge (Load) on Purchases (as a percentage of
  offering price)                                                4.75%         None       None
---------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
  (as a percentage of redemption proceeds)                        None(1)     5.00%      1.00%
---------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested
  Dividends/Distributions                                         None         None       None
---------------------------------------------------------------------------------------------------
Redemption Fee                                                    None         None       None
---------------------------------------------------------------------------------------------------
Exchange Fee                                                      None         None       None
---------------------------------------------------------------------------------------------------

(1)The redemption of Class A shares purchased at net asset value under the $1,000,000 purchase order privilege may be subject to a contingent deferred sales charge of 1% if redeemed within one year of purchase and .50% if redeemed during the second year following purchase.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS):
MANAGEMENT FEES                                                   .75%         .75%       .75%
---------------------------------------------------------------------------------------------------
DISTRIBUTION (12b-1) FEES                                         .25%        1.00%      1.00%
---------------------------------------------------------------------------------------------------
Other Expenses                                                    .36%         .36%       .36%
---------------------------------------------------------------------------------------------------
Total Annual Operating Expenses                                  1.36%        2.11%      2.11%
---------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES -- expenses that cover the costs of operating the Fund.
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
MANAGEMENT FEES -- a fee paid to the investment adviser for managing the Fund.
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
DISTRIBUTION FEES -- fees used to support the Fund's marketing and distribution efforts, such as advertising and promotion.
--------------------------------------------------------------------------------



 18                     Strategies for Serious Money(R)

                               CONVERTIBLE GROWTH

                                AND INCOME FUND

EXAMPLES:
These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
       This example shows an investment made and held for one year, three years, five years and ten years. In each case, we assume that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be greater or less. You would pay the following expenses if you redeemed your shares at the end of the period:

                                       One Year      Three Years      Five Years      Ten Years
Class A                                  $607           $885            $1,184         $2,032
----------------------------------------------------------------------------------------------------
Class B*                                 $714           $961            $1,334         $2,250
----------------------------------------------------------------------------------------------------
Class C**                                $314           $661            $1,134         $2,441
----------------------------------------------------------------------------------------------------

       You would pay the following expenses if you did not redeem your shares:

                                       One Year      Three Years      Five Years      Ten Years
Class A                                  $607           $885            $1,184         $2,032
----------------------------------------------------------------------------------------------------
Class B*                                 $214           $661            $1,134         $2,250
----------------------------------------------------------------------------------------------------
Class C                                  $214           $661            $1,134         $2,441
----------------------------------------------------------------------------------------------------

* Assumes conversion to Class A shares eight years after purchase. For the first example that assumes that you redeem all of your shares at the end of each time period, the contingent deferred sales charge was applied as follows: 1 year (5%), 3 years (3%), 5 years (2%) and 10 years (0%).

** The contingent deferred sales charge was applied as follows: 1 year (1%); 3, 5, and 10 years (0%).


                        Strategies for Serious Money(R)                       19

                              MARKET NEUTRAL FUND*

WHAT ARE THE INVESTMENT OBJECTIVES AND PRINCIPAL STRATEGIES OF THE FUND? The primary objective of the Market Neutral Fund is high current income consistent with stability of principal.

--------------------------------------------------------------------------------
CONVERTIBLE SECURITY -- corporate security (usually a preferred stock or bond) that is exchangeable at the option of the holder for a fixed number of other securities (usually common stock) at a set price or formula.
--------------------------------------------------------------------------------

       The Fund invests mainly in convertible securities and employs short selling to enhance income and hedge against market risk. These convertible securities may be either debt securities or preferred stocks that can be exchanged for common stock. The average term to maturity of the convertible securities purchased by the Fund will typically range from five to ten years. In addition, a significant portion of the Fund's convertible securities investments are comprised of securities that have not been registered for public sale, but that are eligible for purchase and sale by certain qualified institutional buyers (Rule 144A securities).

--------------------------------------------------------------------------------
CAPITAL APPRECIATION -- an increase in the market price of an asset, such as stocks or bonds.
--------------------------------------------------------------------------------


Convertible Securities Investing. We believe there are various advantages to buying convertible securities, including:
       - the potential for capital appreciation if the value of the underlying common stock increases
       - the relatively high yield received from dividend or interest payments as compared to common stock dividends
       - the relatively lower price volatility as compared to common stock
       We typically apply a four-step approach when buying and selling convertible securities for the Fund, which includes:
       1. Evaluating the default risk of the convertible security using traditional credit analysis
       2. Analyzing the convertible's underlying common stock to determine its capital appreciation potential
       3. Assessing the risk/return potential of the convertible security
       4. Evaluating the convertible security's impact on the overall composition of the Fund and its diversification strategy
       In analyzing the appreciation potential of the underlying common stock and the default risk of the convertible security, we generally consider the issuer's:
       - financial soundness
       - ability to make interest and dividend payments
       - earnings and cash-flow forecast
       - quality of management

Convertible Hedging. The Fund seeks to enhance income and protect against market risk by hedging a portion of the equity risk inherent in the convertible securities purchased for the Fund. This hedging is achieved by selling short some or all of the common stock issuable upon exercise of the convertible security. In a short sale, the Fund borrows securities from a broker and sells the borrowed securities. The proceeds of the sale are generally used to secure the Fund's obligation to

---------------

* PLEASE NOTE: The Market Neutral Fund closed to most new investors as of the close of business on November 30, 2001. Please refer to "Fund Facts--How Can I Buy Shares" for new account eligibility criteria.

 20                     Strategies for Serious Money(R)

                              MARKET NEUTRAL FUND

the lending broker and are invested in liquid securities. We anticipate that, from time to time, approximately 30% to 70% of the Fund's net assets will be employed for short sales.

--------------------------------------------------------------------------------
MARKET PRICE -- the last reported sales price of a security (if on an exchange) or the last bid and ask prices if the security is traded over-the-counter.
--------------------------------------------------------------------------------

       If the market price of the common stock increases above the conversion price on the convertible security, the price of the convertible security will increase. The Fund's increased liability on the short position would, in whole or in part, reduce this gain. If the price of the common stock declines, any decline in the price of the convertible security would offset, in whole or in part, the Fund's gain on the short position. The Fund profits from this strategy by receiving interest and/or dividends on the convertible security and by adjusting the amount of equity risk that is hedged by short sales.
       In determining the appropriate portion of the Fund's equity exposure to hedge, we may consider:
       - the general outlook for interest rates and equity markets
       - the availability of stock to sell short
       - expected returns and volatility

Other Principal Strategies. The Fund may invest without limit in high yield fixed-income securities (often referred to as "junk bonds"). In addition, the Fund may engage in active and frequent trading of portfolio securities.

--------------------------------------------------------------------------------
DEBT OBLIGATION -- a security which is a written promise to repay a debt such as a bond or note.
--------------------------------------------------------------------------------


WHAT ARE THE TYPES OF SECURITIES THE FUND INVESTS IN?
Convertible Securities. Convertible securities include debt obligations and preferred stock of the company issuing the security, which may be exchanged for a predetermined price (the conversion price) into the common stock of the issuer. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.
       Many convertible securities are issued with a "call" feature that allows the issuer of the security to choose when to redeem the security. If a convertible security held by the Fund is called for redemption, the Fund will be required to redeem the security, convert it into the underlying common stock, or sell it to a third party at a time that may be unfavorable to the Fund. Conversely, certain convertible debt securities may provide a "put option" which entitles the Fund to make the issuer redeem the security at a premium over the stated principal amount of the debt security.

Synthetic Convertible Securities. We may also create a "synthetic" convertible security by combining separate securities that possess the two principal characteristics of a true convertible security, i.e., fixed-income securities ("fixed-income component") and the right to acquire equity securities ("convertible component"). The fixed-income component is achieved by investing in non-convertible, fixed-income securities such as bonds, preferred stocks and money market instruments. The convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index.
       The Fund may also purchase synthetic securities created by other parties, typically investment banks, including convertible structured notes. Purchasing synthetic convertible securities may offer more flexibility than purchasing a convertible security. Different companies

                        Strategies for Serious Money(R)                       21

                              MARKET NEUTRAL FUND

may issue the fixed-income and convertible components which may be purchased separately, and at different times.

High Yield Fixed-Income Securities (Junk Bonds). The Fund may invest without limit in convertible and non-convertible debt securities rated BB or lower by Standard & Poor's Corporation, a division of The McGraw-Hill Companies, or Ba or lower by Moody's Investor Services, Inc., and in securities that are not rated but are considered by us to be of similar quality (commonly called "junk" bonds). The Fund will not, however, acquire a security rated below C.

Defensive Investing. We may depart from the Fund's principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions without limitation in all types of money market and short term debt securities, and repurchase agreements. In a repurchase agreement, the Fund purchases a security and the seller (a bank or securities dealer) simultaneously agrees to buy back (repurchase) the security at the same price plus an amount equal to an agreed-upon interest rate, on a specified date. During periods when we have assumed a temporary defensive position, the Fund may not be able to achieve its investment objective.

Other Securities. Although not the principal investments or strategies of the Fund, we may utilize other investments and investment techniques which may impact performance, including options, warrants, futures and other strategic transactions. More information about Fund investments and strategies is provided in the Statement of Additional Information.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?
       In addition to the principal risks described below, the Fund's principal risks include market risk and investment management risk. Please refer to the discussion of market risk and investment management risk under "The Funds" at the front of this prospectus.

Short Sale Risk. Short sales are a key component of the Fund's strategy. Short sales involve risks, including:
       - The Fund may incur a loss (without limit) as a result of a short sale if the market value of the borrowed security increases between the date of the short sale and the date the Fund replaces the security.
       - The Fund may be unable to repurchase the borrowed security at a particular time or at an acceptable price.
       - The Fund might be unable to implement these strategies because of the lack of attractive short sale opportunities.

Default Risk. Default risk refers to the risk that a company who issues a debt security will be unable to fulfill its obligation to repay principal and interest. The lower a bond is rated, the greater its default risk.


 22                     Strategies for Serious Money(R)

                              MARKET NEUTRAL FUND

Convertible Securities Risk. The value of a convertible security is influenced by both the yield of non-convertible securities of comparable issuers and by the value of the underlying common stock. The value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield) is sometimes referred to as its "investment value." The investment value of a convertible security tends to decline as prevailing interest rate levels increase. Conversely, a convertible's investment value increases as prevailing interest rate levels decline. However, the convertible's market value will also be influenced by its "conversion value," which is the market value of the underlying common stock that would be obtained if the convertible security were converted. The conversion value of a convertible security tends to increase as the price of the underlying common stock increases, and decrease as the price of the underlying common stock decreases.
       As the market price of the underlying common stock declines such that the conversion value is substantially below the investment value of the convertible security, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock.
       If the market price of the underlying common stock increases to a point where the conversion value approximates or exceeds the investment value, the price of the convertible security tends to be influenced more by the market price of the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would be paid before the company's common stock holders. Consequently, the issuer's convertible securities entail less risk than its common stock.

Interest Rate Risk. As discussed under "Convertible Securities Risk" above, interest rate risk is a component of convertible securities risk. Interest rate risk is the risk that the Fund's investments will decrease in value as a result of an increase in interest rates. Generally, there is an inverse relationship between the value of a debt security and interest rates. Therefore, the value of the bonds held by the Fund generally decrease in periods when interest rates are rising. In addition, interest rate changes normally have a greater effect on prices of longer-term bonds than shorter-term bonds.

High Yield Fixed-Income Securities (Junk Bonds) Risk. The Fund's investment in junk bonds entails a greater risk than an investment in higher-rated securities. Although junk bonds typically pay higher interest rates than investment-grade bonds, there is a greater likelihood that the company issuing the junk bond will default on interest and principal payments. In the event of an issuer's bankruptcy, claims of other creditors may have priority over the claims of junk bond holders, leaving few or no assets to repay them. Junk bonds are also more sensitive to adverse economic changes or individual corporate developments than higher quality bonds. During a period of adverse economic changes, including a period of rising interest rates, companies issuing junk bonds may be unable to make principal and interest payments.

Rule 144A Securities Risk. The Fund may invest without limit in securities that have been privately placed but are eligible for purchase and sale by certain qualified institutional buyers such as the Fund under Rule 144A under the Securities Act of 1933. Under the supervision of the Fund's board of trustees, we will determine whether securities purchased under Rule 144A are

                        Strategies for Serious Money(R)                       23

                              MARKET NEUTRAL FUND

illiquid. The Fund is restricted to investing no more than 10% of its total assets in securities that are illiquid, that is, not readily marketable. If qualified institutional buyers are unwilling to purchase these Rule 144A Securities, the percent of the Fund's assets invested in illiquid securities would increase.

Synthetic Convertible Securities Risk. The value of a synthetic convertible security will respond differently to market fluctuations than a convertible security because a synthetic convertible is composed of two or more separate securities, each with its own market value. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.

Portfolio Turnover Risk. Because the Fund may engage in active and frequent trading of portfolio securities, the Fund may have higher transaction costs which would affect the Fund's performance over time. In addition, shareholders may incur taxes on any realized capital gains.

--------------------------------------------------------------------------------
TOTAL RETURN -- the return on an investment including income from dividends and interest as well as appreciation or depreciation in the price of the security over a given time period.
--------------------------------------------------------------------------------


HOW HAS THE FUND PERFORMED IN THE PAST?
       The bar chart and table on the following page provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and how the Fund's average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that how the Fund has performed (before and after taxes) in the past cannot predict how it will perform in the future. The information provided in the chart is for Class A shares, and does not reflect sales charges, which reduce return.

CALENDAR YEAR PERFORMANCE -- CALAMOS MARKET NEUTRAL FUND

[Calamos Market Neutral Fund Bar Chart]

                                                                     CALAMOS MARKET NEUTRAL FUND %
                                                                     -----------------------------
1992                                                                             11.97
1993                                                                             12.13
1994                                                                             -7.41
1995                                                                             14.46
1996                                                                              8.17
1997                                                                             14.00
1998                                                                             10.04
1999                                                                             13.68
2000                                                                             10.28
2001                                                                              8.49

       For the period included in the bar chart, the Fund's highest return for a calendar quarter was 6.94% (the 4th quarter of 1999), and the Fund's lowest return for a calendar quarter was -4.47% (the 2nd quarter of 1994).
       The Fund's calendar year-to-date total return as of June 30, 2002 was 2.48%.


 24                     Strategies for Serious Money(R)

                              MARKET NEUTRAL FUND

The table below shows how the Fund's average annual performance (before and after taxes) for the one, five and ten year periods ended December 31, 2001, compared with broad measures of market performance. The after-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund. "Return after taxes on distributions" shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment in shares of the Fund. "Return after taxes on distributions and sale of Fund shares" shows the effect of both taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution or assumed sale, but do not include the impact of state and local taxes. In some instances, the "Return after taxes on distributions and sale of Fund shares" may be greater than "Return before taxes" because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns may not be relevant to investors who hold their Fund shares in a tax-deferred account (including a 401(k) or IRA account), or to investors that are tax-exempt. After-tax returns are shown only for Class A shares and after-tax returns for other classes will vary. The table includes the effects of sales charges for each share class.

AVERAGE ANNUAL TOTAL RETURNS--FOR PERIODS ENDED DECEMBER 31, 2001

                                                                                Since Class B and C
                                   One Year      Five Years      Ten Years               Inception*
Class A
Return before taxes                  3.32%         10.20%           8.89%
Return after taxes on
  distributions                      2.07           8.04            6.56
Return after taxes on
  distributions and sale of Fund
  shares                             2.01           7.33            6.16
---------------------------------------------------------------------------------------------------
Class B
Return before taxes                  3.06%            --              --                5.03%
---------------------------------------------------------------------------------------------------
Class C
Return before taxes                  6.80%            --              --                8.34%
---------------------------------------------------------------------------------------------------
Salomon Brothers 30 Day Treasury
  Bills Index(#)                     3.69%          4.64%           4.34%
---------------------------------------------------------------------------------------------------
Lehman Brothers Govt /Corp. Bond
  Index(#)                           8.50%          7.37%           7.27%
---------------------------------------------------------------------------------------------------

Performance shown includes the effects of an overpayment of dividends and/or capital gains distribution to shareholders of certain classes of shares of the Fund (and a corresponding capital contribution by the adviser) which increased certain return figures.

* Inception date for B shares is 9/11/00, Inception date for C shares is 2/16/00.
# The Salomon Brothers 30-Day Treasury Bills Index is an unmanaged index generally considered representative of the performance of short-term money investments. U.S. Treasury bills are backed by the full faith and credit of the U.S. Government and offer a guarantee as to the repayment of principal and interest at maturity. The Lehman Brothers Government/Corporate Bond Index is an unmanaged index comprising intermediate and long-term government and investment-grade corporate debt securities. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges.


                        Strategies for Serious Money(R)                       25

                              MARKET NEUTRAL FUND

--------------------------------------------------------------------------------
SHAREHOLDER FEES -- fees paid directly from your investment, which include sales charges and redemption fees that you may pay when you buy or sell shares of the Fund.
--------------------------------------------------------------------------------


WHAT ARE THE FEES AND EXPENSES OF THE FUND?
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. There are shareholder fees which are subtracted directly from the amount you invest and there are annual operating expenses which are subtracted each year from the assets in the Fund. Please refer to the "How Can I Buy Shares?" section of this prospectus for information regarding sales load discounts and waivers.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT):                      Class A      Class B    Class C
Maximum Sales Charge (Load) on Purchases (as a percentage of
  offering price)                                                4.75%         None       None
---------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a percentage of
  redemption proceeds)                                            None(1)     5.00%      1.00%
---------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested
  Dividends/Distributions                                         None         None       None
---------------------------------------------------------------------------------------------------
Redemption Fee                                                    None         None       None
---------------------------------------------------------------------------------------------------
Exchange Fee                                                      None         None       None
---------------------------------------------------------------------------------------------------

(1)The redemption of Class A shares purchased at net asset value under the $1,000,000 purchase order privilege may be subject to a contingent deferred sales charge of 1% if redeemed within one year of purchase and .50% if redeemed during the second year following purchase.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM
FUND ASSETS):
MANAGEMENT FEES                                                   .75%         .75%       .75%
---------------------------------------------------------------------------------------------------
DISTRIBUTION (12b-1) FEES                                         .25%        1.00%      1.00%
---------------------------------------------------------------------------------------------------
Other Expenses                                                    .39%         .39%       .39%
---------------------------------------------------------------------------------------------------
Total Annual Operating Expenses                                  1.39%        2.14%      2.14%
---------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES -- expenses that cover the costs of operating the Fund.
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
MANAGEMENT FEES -- a fee paid to the investment adviser for managing the Fund.
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
DISTRIBUTION FEES -- fees used to support the Fund's marketing and distribution efforts, such as advertising and promotion.
--------------------------------------------------------------------------------



 26                     Strategies for Serious Money(R)

                              MARKET NEUTRAL FUND

EXAMPLES:
These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
       This example shows an investment made and held for one year, three years, five years and ten years. In each case, we assume that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be greater or less. You would pay the following expenses if you redeemed your shares at the end of the period:

                                       One Year      Three Years      Five Years      Ten Years
Class A                                  $610           $894            $1,199         $2,064
----------------------------------------------------------------------------------------------------
Class B*                                 $717           $970            $1,349         $2,282
----------------------------------------------------------------------------------------------------
Class C**                                $317           $670            $1,149         $2,472
----------------------------------------------------------------------------------------------------

       You would pay the following expenses if you did not redeem your shares.

                                       One Year      Three Years      Five Years      Ten Years
Class A                                  $610           $894            $1,199         $2,064
----------------------------------------------------------------------------------------------------
Class B*                                 $217           $670            $1,149         $2,282
----------------------------------------------------------------------------------------------------
Class C                                  $217           $670            $1,149         $2,472
----------------------------------------------------------------------------------------------------

* Assumes conversion to Class A shares eight years after purchase. For the first example that assumes that you redeem all of your shares at the end of each time period, the contingent deferred sales charge was applied as follows: 1 year (5%), 3 years (3%), 5 years (2%) and 10 years (0%).

** The contingent deferred sales charge was applied as follows: 1 year (1%); 3, 5, and 10 years (0%).


                        Strategies for Serious Money(R)                       27

                                  GROWTH FUND

WHAT ARE THE INVESTMENT OBJECTIVES AND PRINCIPAL STRATEGIES OF THE FUND?
The primary objective of the Growth Fund is long-term capital growth.
       In pursuing the Fund's investment objective, we seek out securities that, in our opinion, are undervalued and offer above-average potential for earnings growth. The selection process emphasizes earnings growth potential coupled with financial strength and stability. We anticipate that common stocks will generally afford the best opportunity for capital growth.
       The Fund's portfolio may include securities of well-established companies with large market capitalizations as well as small, unseasoned companies. Although we anticipate that the Fund will invest primarily in equity securities, the Fund may invest in convertible securities, preferred stocks and obligations such as bonds, debentures and notes that, in our opinion, present opportunities for capital appreciation.

--------------------------------------------------------------------------------
CAPITAL APPRECIATION -- an increase in the market price of an asset, such as stocks or bonds.
--------------------------------------------------------------------------------

When buying and selling securities for the Fund, we focus on the issuer's earnings growth potential coupled with financial strength and stability. We perform our own fundamental analysis, in addition to depending upon other sources.
       In our analysis, we typically consider the issuer's:
       - financial soundness
       - earnings and cash-flow forecast
       - quality of management
       In constructing the Fund's portfolio, we try to lower the risks of investing in stocks by also using a "top down approach" of diversification by industry and company and by paying attention to macro-level investment themes.
       The Fund may engage in active and frequent trading of portfolio securities.

--------------------------------------------------------------------------------
EQUITY -- ownership interest in a corporation in the form of common or preferred stock.
--------------------------------------------------------------------------------

WHAT ARE THE TYPES OF SECURITIES THE FUND INVESTS IN?
Equity Securities. Equity securities include exchange-traded and over-the-counter common and preferred stocks, warrants, rights, and depository receipts. An investment in the equity securities of a company represents a proportionate ownership interest in that company. Therefore, the Fund participates in the financial success or failure of any company in which we have an equity interest. Compared with other asset classes, equity investments have a greater potential for gain.

Defensive Investing. We may depart from the Fund's principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions without limitation in all types of money market and short term debt securities, and repurchase agreements. In a repurchase agreement, the Fund purchases a security and the seller (a bank or securities dealer) simultaneously agrees to buy back (repurchase) the security at the same price plus an amount equal to an agreed-upon interest rate, on a specified date. During periods when we have assumed a temporary defensive position, the Fund may not be able to achieve its investment objective.

Other Investments. Although not the principal investments or strategies of the Fund, we may utilize other investments and investment techniques which may impact performance, including

 28                     Strategies for Serious Money(R)

                                  GROWTH FUND

options, futures and other strategic transactions. More information about Fund investments and strategies is provided in the Statement of Additional Information.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?
       In addition to the principal risks described below, the Fund's principal risks include market risk and investment management risk. Please refer to the discussion of market risk and investment management risk under "The Funds" at the front of this prospectus.

Equity Investments Risk. A substantial portion of the Fund's assets will be invested in equity securities. Equity investments are subject to greater fluctuations in market value than other asset classes as a result of such factors as a company's business performance, investor perceptions, stock market trends and general economic conditions.

Small Company Risk. Small company stocks have historically been subject to greater investment risk than large company stocks. The risks generally associated with small companies include more limited product lines, markets and financial resources, lack of management depth or experience, dependency on key personnel and vulnerability to adverse market and economic developments. Accordingly, the prices of small company stocks tend to be more volatile than prices of large company stocks. Further, the prices of small company stocks are often adversely affected by limited trading volumes and the lack of publicly available information.

Portfolio Turnover Risk. Because the Fund may engage in active and frequent trading of portfolio securities, the Fund may have higher transaction costs which would affect the Fund's performance over time. In addition, shareholders may incur taxes on any realized capital gains.


                        Strategies for Serious Money(R)                       29

                                  GROWTH FUND

--------------------------------------------------------------------------------
TOTAL RETURN -- the return on an investment including income from dividends and interest as well as appreciation or depreciation in the price of the security over a given time period.
--------------------------------------------------------------------------------


HOW HAS THE FUND PERFORMED IN THE PAST?
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and how the Fund's average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that how the Fund has performed in the past (before and after taxes) cannot predict how it will perform in the future. The information provided in the chart is for Class A shares, and does not reflect sales charges, which reduce return.

CALENDAR YEAR PERFORMANCE -- CALAMOS GROWTH FUND

[Calamos Growth Fund Bar Chart]

                                                                         CALAMOS GROWTH FUND %
                                                                         ---------------------
1992                                                                              1.71
1993                                                                              4.36
1994                                                                             -5.71
1995                                                                             27.50
1996                                                                             37.91
1997                                                                             24.21
1998                                                                             27.31
1999                                                                             77.68
2000                                                                             26.59
2001                                                                             -7.68

       For the period included in the bar chart, the Fund's highest return for a calendar quarter was 48.25% (the 4th quarter of 1999), and the Fund's lowest return for a calendar quarter was -18.31% (the 3rd quarter of 1998).
       The Fund's calendar year-to-date total return as of June 30, 2002 was -3.82%.


 30                     Strategies for Serious Money(R)

                                  GROWTH FUND

The table below shows how the Fund's average annual performance (before and after taxes) for the one, five, and ten year periods ended December 31, 2001, compared with broad measures of market performance. The after-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund. "Return after taxes on distributions" shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment in shares of the Fund. "Return after taxes on distributions and sale of Fund shares" shows the effect of both taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution or assumed sale, but do not include the impact of state and local taxes. In some instances, the "Return after taxes on distributions and sale of Fund shares" may be greater than "Return before taxes" because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns may not be relevant to investors who hold their Fund shares in a tax-deferred account (including a 401(k) or IRA account), or to investors that are tax-exempt. After-tax returns are shown only for Class A shares and after-tax returns for other classes will vary. The table includes the effects of sales charges for each share class.

AVERAGE ANNUAL TOTAL RETURNS--FOR PERIODS ENDED DECEMBER 31, 2001

                                                                                Since Class B and C
                                   One Year      Five Years      Ten Years               Inception*
Class A
Return before taxes                -12.06%         25.63%          18.60%                  --
Return after taxes on
  distributions                     -12.06          22.40           15.67
Return after taxes on
  distributions and sale of Fund
  shares                             -7.35          20.29           14.49
---------------------------------------------------------------------------------------------------
Class B
Return before taxes                -12.91%             --              --             -12.72%
---------------------------------------------------------------------------------------------------
Class C
Return before taxes                 -9.25%         26.52%              --              27.44%
---------------------------------------------------------------------------------------------------
S&P 500 Index(#)                   -11.88%         10.70%          12.93%
---------------------------------------------------------------------------------------------------

Performance shown includes the effects of an overpayment of dividends and/or capital gains distribution to shareholders of certain classes of shares of the Fund (and a corresponding capital contribution by the adviser) which increased certain return figures.

* Inception Date for Class B shares is 9/11/00, Inception date for Class C shares is 9/3/96.

# The S&P 500 Index is an unmanaged index generally considered representative of the U.S. stock market. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges.


                        Strategies for Serious Money(R)                       31

                                  GROWTH FUND

--------------------------------------------------------------------------------
SHAREHOLDER FEES -- fees paid directly from your investment, which include sales charges and redemption fees that you may pay when you buy or sell shares of the Fund.
--------------------------------------------------------------------------------


WHAT ARE THE FEES AND EXPENSES OF THE FUND?
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. There are shareholder fees which are subtracted directly from the amount you invest and there are annual operating expenses which are subtracted each year from the assets in the Fund. Please refer to the "How Can I Buy Shares?" section of this prospectus for information regarding sales load discounts and waivers.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT):                      Class A      Class B    Class C
Maximum Sales Charge (Load) on Purchases (as a percentage of
  offering price)                                                4.75%         None       None
---------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a percentage of
  redemption proceeds)                                            None(1)     5.00%      1.00%
---------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested
  Dividends/Distributions                                         None         None       None
---------------------------------------------------------------------------------------------------
Redemption Fee                                                    None         None       None
---------------------------------------------------------------------------------------------------
Exchange Fee                                                      None         None       None
---------------------------------------------------------------------------------------------------

(1)The redemption of Class A shares purchased at net asset value under the $1,000,000 purchase order privilege may be subject to a contingent deferred sales charge of 1% if redeemed within one year of purchase and .50% if redeemed during the second year following purchase.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM
FUND ASSETS):
MANAGEMENT FEES                                                  1.00%        1.00%      1.00%
---------------------------------------------------------------------------------------------------
DISTRIBUTION (12b-1) FEES                                         .25%        1.00%      1.00%
---------------------------------------------------------------------------------------------------
Other Expenses                                                    .30%         .30%       .30%
---------------------------------------------------------------------------------------------------
Total Annual Operating Expenses                                  1.55%        2.30%      2.30%
---------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES -- expenses that cover the costs of operating the Fund.
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
MANAGEMENT FEES -- a fee paid to the investment adviser for managing the Fund.
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
DISTRIBUTION FEES -- fees used to support the Fund's marketing and distribution efforts, such as advertising and promotion.
--------------------------------------------------------------------------------



 32                     Strategies for Serious Money(R)

                                  GROWTH FUND

EXAMPLES:
These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
       This example shows an investment made and held for one year, three years, five years and ten years. In each case, we assume that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be greater or less. You would pay the following expenses if you redeemed your shares at the end of the period:

                                       One Year      Three Years      Five Years      Ten Years
Class A                                  $625          $  941           $1,280         $2,233
----------------------------------------------------------------------------------------------------
Class B*                                 $733          $1,018           $1,430         $2,448
----------------------------------------------------------------------------------------------------
Class C**                                $333          $  718           $1,230         $2,636
----------------------------------------------------------------------------------------------------

       You would pay the following expenses if you did not redeem your shares:

                                       One Year      Three Years      Five Years      Ten Years
Class A                                  $625           $941            $1,280         $2,233
----------------------------------------------------------------------------------------------------
Class B*                                 $233           $718            $1,230         $2,448
----------------------------------------------------------------------------------------------------
Class C                                  $233           $718            $1,230         $2,636
----------------------------------------------------------------------------------------------------

* Assumes conversion to Class A shares eight years after purchase. For the first example that assumes that you redeem all of your shares at the end of each time period, the contingent deferred sales charge was applied as follows: 1 year (5%), 3 years (3%), 5 years (2%) and 10 years (0%).

** The contingent deferred sales charge was applied as follows: 1 year (1%); 3, 5, and 10 years (0%).


                        Strategies for Serious Money(R)                       33

                            GLOBAL CONVERTIBLE FUND

WHAT ARE THE INVESTMENT OBJECTIVES AND PRINCIPAL STRATEGIES OF THE FUND?
The primary objective of the Global Convertible Fund is high long-term total return through capital appreciation and current income.

--------------------------------------------------------------------------------
CAPITAL APPRECIATION -- an increase in the market price of an asset, such as stocks or bonds.
--------------------------------------------------------------------------------

       The Fund invests primarily in a globally diversified portfolio of convertible, equity and fixed-income securities with equal emphasis on capital appreciation and current income. Under normal circumstances we invest at least 80% of the Fund's net assets (plus any borrowings) in convertible securities. The average term to maturity of the convertible securities purchased by the Fund will typically range from five to ten years. In addition, a significant portion of the Fund's convertible securities investments are comprised of securities that have not been registered for public sale, but that are eligible for purchase and sale by certain qualified institutional buyers (Rule 144A securities).
       Normally the Fund invests in the securities markets of at least three countries, which may include the United States. A significant portion of the Fund's assets will be invested in foreign securities. International investing allows the Fund to achieve greater diversification and to take advantage of changes in foreign economies and market conditions.

--------------------------------------------------------------------------------
CONVERTIBLE SECURITY -- corporate security (usually a preferred stock or bond) that is exchangeable at the option of the holder for a fixed number of other securities (usually common stock) at a set price or formula.
--------------------------------------------------------------------------------


Convertible Securities Investing. We believe there are various advantages to buying convertible securities, including:
       - the potential for capital appreciation if the value of the underlying common stock increases
       - the relatively high yield received from dividend or interest payments as compared to common stock dividends
       - the relatively lower price volatility as compared to common stock
       The Fund seeks to profit from this strategy by receiving interest on the convertible security and through an increase in the convertible's value. The convertible's value tends to increase when the market value of the underlying common stock increases.
       We typically apply a four-step approach when selecting convertible securities for the Fund, which includes:
       1. Evaluating the default risk of the convertible security using traditional credit analysis
       2. Analyzing the convertible's underlying common stock to determine its capital appreciation potential
       3. Assessing the risk/return potential of the convertible security
       4. Evaluating the convertible security's impact on the overall composition of the Fund and its diversification strategy
       In analyzing the appreciation potential of the underlying common stock and the default risk of the convertible security, we generally consider the issuer's:
       - financial soundness
       - ability to make interest and dividend payments
       - earnings and cash-flow forecast
       - quality of management


 34                     Strategies for Serious Money(R)

                            GLOBAL CONVERTIBLE FUND

--------------------------------------------------------------------------------
AMERICAN DEPOSITORY RECEIPTS -- ADRs are traded on U.S. exchanges and represent an ownership interest in a foreign security. They are generally issued by a U.S. bank as a substitute for direct ownership of the foreign security.
--------------------------------------------------------------------------------


Other Principal Strategies. The Fund's assets not invested in convertible securities are invested in common stocks that, in our judgment, provide opportunities for long-term capital appreciation, or in other securities as described below. The Fund generally invests in securities of companies that are medium-sized and larger relative to the securities markets of the countries in which those securities are traded. In addition, the Fund may invest without limit in high yield fixed-income securities (often referred to as "junk bonds").

WHAT ARE THE TYPES OF SECURITIES THE FUND INVESTS IN?
Foreign Securities. We may invest up to 100% of the Fund's net assets in securities of foreign issuers. A foreign issuer is a company organized under the laws of a foreign country that is principally traded in the financial markets of a foreign country. Foreign securities do not include securities represented by American Depository Receipts (ADRs) or securities guaranteed by a U.S. person.

--------------------------------------------------------------------------------
DEBT OBLIGATION -- a security which is a written promise to repay a debt such as a bond or note.
--------------------------------------------------------------------------------


Convertible Securities. Convertible securities include debt obligations and preferred stock of the company issuing the security, which may be exchanged for a predetermined price (the conversion price) into the common stock of the issuer. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.
       Many convertible securities are issued with a "call" feature that allows the issuer of the security to choose when to redeem the security. If a convertible security held by the Fund is called for redemption, the Fund will be required to redeem the security, convert it into the underlying common stock, or sell it to a third party at a time that may be unfavorable to the Fund. Conversely, certain convertible debt securities may provide a "put option" which entitles the Fund to make the issuer redeem the security at a premium over the stated principal amount of the debt security.

Synthetic Convertible Securities. We may also create a "synthetic" convertible security by combining separate securities that possess the two principal characteristics of a true convertible security, i.e., fixed-income securities ("fixed-income component") and the right to acquire equity securities ("convertible component"). The fixed-income component is achieved by investing in non-convertible, fixed-income securities such as bonds, preferred stocks and money market instruments. The convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index.
       The Fund may also purchase synthetic securities created by other parties, typically investment banks, including convertible structured notes. Purchasing synthetic convertible securities may offer more flexibility than purchasing a convertible security. Different companies may issue the fixed-income and convertible components which may be purchased separately, and at different times. Synthetic convertible securities are considered convertible securities for purposes of the Fund's policy to invest at least 80% of its net assets (plus any borrowings) in convertible securities.


                        Strategies for Serious Money(R)                       35

                            GLOBAL CONVERTIBLE FUND

Equity Securities. The Fund typically will invest approximately 10% to 20% of its net assets in equity securities. Equity securities include exchange-traded and over-the-counter common and preferred stocks, warrants, rights, and depository receipts. An investment in the equity securities of a company represents a proportionate ownership interest in that company. Therefore, the Fund participates in the financial success or failure of any company in which it has an equity interest. Compared with other asset classes, equity investments have a greater potential for gain.

High Yield Fixed-Income Securities (Junk Bonds). The Fund may invest without limit in convertible and non-convertible debt securities rated BB or lower by Standard & Poor's Corporation, a division of The McGraw-Hill Companies, or Ba or lower by Moody's Investor Services, Inc., and in securities that are not rated but are considered by us to be of similar quality (commonly called "junk" bonds). The Fund will not, however, acquire a security rated below C.

Defensive Investing. We may depart from the Fund's principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions without limitation in all types of money market and short term debt securities, and repurchase agreements. In a repurchase agreement, the Fund purchases a security and the seller (a bank or securities dealer) simultaneously agrees to buy back (repurchase) the security at the same price plus an amount equal to an agreed-upon interest rate, on a specified date. During periods when we have assumed a temporary defensive position, the Fund may not be able to achieve its investment objective.

Other Securities. Although not the principal investments or strategies of the Fund, we may utilize other investments and investment techniques which may impact performance, including options, warrants, futures and other strategic transactions. More information about Fund investments and strategies is provided in the Statement of Additional Information.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?
In addition to the principal risks described below, the Fund's principal risks include market risk and investment management risk. Please refer to the discussion of market risk and investment management risk under "The Funds" at the front of this prospectus.

Foreign Securities Risk. We may invest up to 100% of the Fund's net assets in securities of foreign issuers. There are special risks associated with investing in foreign securities that are not typically associated with investing in U. S. companies. These risks include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, and the possibility of substantial price volatility as a result of political and economic instability in the foreign country. Other risks of investing in foreign securities include: less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards, and less liquidity in foreign markets than in U.S. markets.


 36                     Strategies for Serious Money(R)

                            GLOBAL CONVERTIBLE FUND

Default Risk. Default risk refers to the risk that a company who issues a debt security will be unable to fulfill its obligation to repay principal and interest. The lower a bond is rated, the greater its default risk.

--------------------------------------------------------------------------------
MARKET PRICE -- the last reported sales price of a security (if on an exchange) or the last bid and ask prices if the security is traded over-the-counter.
--------------------------------------------------------------------------------

Convertible Securities Risk. The value of a convertible security is influenced by both the yield of non-convertible securities of comparable issuers and by the value of the underlying common stock. The value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield) is sometimes referred to as its "investment value." The investment value of a convertible security tends to decline as prevailing interest rate levels increase. Conversely, a convertible's investment value increases as prevailing interest rate levels decline. However, the convertible's market value will also be influenced by its "conversion value," which is the market value of the underlying common stock that would be obtained if the convertible security were converted. The conversion value of a convertible security tends to increase as the price of the underlying common stock increases, and decrease as the price of the underlying common stock decreases.
       As the market price of the underlying common stock declines such that the conversion value is substantially below the investment value of the convertible security, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock.
       If the market price of the underlying common stock increases to a point where the conversion value approximates or exceeds the investment value, the price of the convertible security tends to be influenced more by the market price of the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would be paid before the company's common stock holders. Consequently, the issuer's convertible securities entail less risk than its common stock.

Interest Rate Risk. As discussed under "Convertible Securities Risk" above, interest rate risk is a component of convertible securities risk. Interest rate risk is the risk that the Fund's investments will decrease in value as a result of an increase in interest rates. Generally, there is an inverse relationship between the value of a debt security and interest rates. Therefore, the value of the bonds held by the Fund generally decrease in periods when interest rates are rising. In addition, interest rate changes normally have a greater effect on prices of longer-term bonds than shorter-term bonds.

--------------------------------------------------------------------------------
EQUITY -- ownership interest in a corporation in the form of common or preferred stock.
--------------------------------------------------------------------------------

Equity Investments and Small Company Risk. Equity investments are subject to greater fluctuations in market value than other asset classes as a result of such factors as a company's business performance, investor perceptions, stock market trends and general economic conditions. Smaller companies are especially sensitive to these factors, and therefore may experience more price volatility than larger companies.

Rule 144A Securities Risk. The Fund may invest without limit in securities that have been privately placed but are eligible for purchase and sale by certain qualified institutional buyers such as the Fund under Rule 144A under the Securities Act of 1933. Under the supervision of the Fund's board of trustees, we will determine whether securities purchased under Rule 144A are illiquid. The Fund is restricted to investing no more than 15% of its total assets in securities that are illiquid, that is, not readily marketable. If qualified institutional buyers are unwilling to

                        Strategies for Serious Money(R)                       37

                            GLOBAL CONVERTIBLE FUND

purchase these Rule 144A Securities, the percent of the Fund's assets invested in illiquid securities would increase.

High Yield Fixed-Income Securities (Junk Bonds) Risk. The Fund's investment in junk bonds entails a greater risk than an investment in higher-rated securities. Although junk bonds typically pay higher interest rates than investment-grade bonds, there is a greater likelihood that the company issuing the junk bond will default on interest and principal payments. In the event of an issuer's bankruptcy, claims of other creditors may have priority over the claims of junk bond holders, leaving few or no assets to repay them. Junk bonds are also more sensitive to adverse economic changes or individual corporate developments than higher quality bonds. During a period of adverse economic changes, including a period of rising interest rates, companies issuing junk bonds may be unable to make principal and interest payments.

Synthetic Convertible Securities Risk. The value of a synthetic convertible security will respond differently to market fluctuations than a convertible security because a synthetic convertible is composed of two or more separate securities, each with its own market value. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.

--------------------------------------------------------------------------------
TOTAL RETURN -- the return on an investment including income from dividends and interest as well as appreciation or depreciation in the price of the security over a given time period.
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED IN THE PAST?
The bar chart and table on the following page provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and how the Fund's average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that how the Fund has performed in the past (before and after taxes) cannot predict how it will perform in the future. The information provided in the chart is for Class A shares, and does not reflect sales charges, which reduce return.

CALENDAR YEAR PERFORMANCE -- CALAMOS GLOBAL CONVERTIBLE FUND

[Calamos Global Convertible Fund Bar Chart]

                                                                   CALAMOS GLOBAL CONVERTIBLE FUND %
                                                                   ---------------------------------
1997                                                                             18.34
1998                                                                             14.09
1999                                                                             47.27
2000                                                                             -5.86
2001                                                                             -7.00

       For the period included in the bar chart, the Fund's highest return for a calendar quarter was 32.29% (the 4th quarter of 1999), and the Fund's lowest return for a calendar quarter was -11.91% (the 3rd quarter of 1998).
       The Fund's calendar year-to-date total return as of June 30, 2002 was -0.77%.

 38                     Strategies for Serious Money(R)

                            GLOBAL CONVERTIBLE FUND

The table below shows how the Fund's average annual performance (before and after taxes) for the one and five year periods ended December 31, 2001 and since the Fund's inception, compared with broad measures of market performance. The after-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund. "Return after taxes on distributions" shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment in shares of the Fund. "Return after taxes on distributions and sale of Fund shares" shows the effect of both taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution or assumed sale, but do not include the impact of state and local taxes. In some instances, the "Return after taxes on distributions and sale of Fund shares" may be greater than "Return before taxes" because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns may not be relevant to investors who hold their Fund shares in a tax-deferred account (including a 401(k) or IRA account), or to investors that are tax-exempt. After-tax returns are shown only for Class A shares and after-tax returns for other classes will vary. The table includes the effects of sales charges for each share class.

AVERAGE ANNUAL TOTAL RETURNS--FOR PERIODS ENDED DECEMBER 31, 2001

                                                                                        Since
                                                         One Year      Five Year      Inception*
Class A
Return before taxes                                      -11.45%         10.65%         11.08%
Return after taxes on distributions                      -12.14           8.70           9.22
Return after taxes on distributions and sale of Fund
  Shares                                                  -6.91           8.04           8.46
------------------------------------------------------------------------------------------------
Class B
Return before taxes                                      -11.95%            --          -8.03%
------------------------------------------------------------------------------------------------
Class C
Return before taxes                                       -8.60%         11.41%         11.92%
------------------------------------------------------------------------------------------------
Morgan Stanley Capital International World Index(#)      -16.52%          5.74%            --
------------------------------------------------------------------------------------------------

Performance shown includes the effects of an overpayment of dividends and/or capital gains distribution to shareholders of certain classes of shares of the Fund (and a corresponding capital contribution by the adviser) which increased certain return figures.

* Inception date for Class A shares is 9/9/96, Inception date for Class B shares is 9/11/00, Inception date for Class C shares is 9/24/96.

# The Morgan Stanley Capital International World Index is an unmanaged equity index that is an arithmetic, market value-weighted average of the performance of over 1,460 securities listed on stock exchanges around the world. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges.


                        Strategies for Serious Money(R)                       39

                            GLOBAL CONVERTIBLE FUND

--------------------------------------------------------------------------------
SHAREHOLDER FEES -- fees paid directly from your investment, which include sales charges and redemption fees that you may pay when you buy or sell shares of the Fund.
ANNUAL FUND OPERATING EXPENSES -- expenses that cover the costs of operating the Fund.
--------------------------------------------------------------------------------


WHAT ARE THE FEES AND EXPENSES OF THE FUND?
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. There are shareholder fees which are subtracted directly from the amount you invest and there are annual operating expenses which are subtracted each year from the assets in the Fund. Please refer to the "How Can I Buy Shares?" section of this prospectus for information regarding sales load discounts and waivers.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT):                      Class A      Class B    Class C
Maximum Sales Charge (Load) on Purchases (as a percentage of
  offering price)                                                4.75%         None       None
---------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a percentage of
  redemption proceeds)                                            None(1)     5.00%      1.00%
---------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested
  Dividends/Distributions                                         None         None       None
---------------------------------------------------------------------------------------------------
Redemption Fee                                                    None         None       None
---------------------------------------------------------------------------------------------------
Exchange Fee                                                      None         None       None
---------------------------------------------------------------------------------------------------

(1)The redemption of Class A shares purchased at net asset value under the $1,000,000 purchase order privilege may be subject to a contingent deferred sales charge of 1% if redeemed within one year of purchase and .50% if redeemed during the second year following purchase.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM
FUND ASSETS):
MANAGEMENT FEES                                                  1.00%        1.00%      1.00%
---------------------------------------------------------------------------------------------------
DISTRIBUTION (12b-1) FEES                                         .25%        1.00%      1.00%
---------------------------------------------------------------------------------------------------
Other Expenses                                                   1.67%        1.67%      1.67%
---------------------------------------------------------------------------------------------------
Total Annual Operating Expenses*                                 2.92%        3.67%      3.67%
---------------------------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement                          1.17%        1.17%      1.17%
---------------------------------------------------------------------------------------------------
Net Expenses                                                     1.75%        2.50%      2.50%
---------------------------------------------------------------------------------------------------

* Calamos Asset Management, Inc. ("CAM") has voluntarily decided to waive fees and/or reimburse fund expenses so that the Total Annual Operating Expenses are limited to 1.75% for Class A shares and 2.50% for Class B and Class C shares. Pursuant to a written agreement, the fee waiver and/or reimbursement is binding on CAM through August 31, 2003.


--------------------------------------------------------------------------------
MANAGEMENT FEES -- a fee paid to the investment adviser for managing the Fund.
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
DISTRIBUTION FEES -- fees used to support the Fund's marketing and distribution efforts, such as advertising and promotion.
--------------------------------------------------------------------------------



 40                     Strategies for Serious Money(R)

                            GLOBAL CONVERTIBLE FUND

EXAMPLES:
These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
       This example shows an investment made and held for one year, three years, five years and ten years. In each case, we assume that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except for waivers in the first year. Fee waivers are not considered when calculating expenses for subsequent years. Your actual costs may be greater or less. You would pay the following expenses if you redeemed your shares at the end of the period:

                                       One Year      Three Years      Five Years      Ten Years
Class A                                  $644          $1,231           $1,842         $3,484
----------------------------------------------------------------------------------------------------
Class B*                                 $753          $1,316           $1,998         $3,682
----------------------------------------------------------------------------------------------------
Class C**                                $353          $1,016           $1,798         $3,848
----------------------------------------------------------------------------------------------------

       You would pay the following expenses if you did not redeem your shares:

                                       One Year      Three Years      Five Years      Ten Years
Class A                                  $644          $1,231           $1,842         $3,484
----------------------------------------------------------------------------------------------------
Class B*                                 $253          $1,016           $1,798         $3,682
----------------------------------------------------------------------------------------------------
Class C                                  $253          $1,016           $1,798         $3,848
----------------------------------------------------------------------------------------------------

* Assumes conversion to Class A shares eight years after purchase. For the first example that assumes that you redeem all of your shares at the end of each time period, the contingent deferred sales charge was applied as follows: 1 year (5%), 3 years (3%), 5 years (2%) and 10 years (0%).

** The contingent deferred sales charge was applied as follows: 1 year (1%); 3, 5, and 10 years (0%).


                        Strategies for Serious Money(R)                       41

                                HIGH YIELD FUND


--------------------------------------------------------------------------------
YIELD -- the annual return of an investment, expressed as a percentage. For bonds and notes, it is the coupon rate (interest rate) divided by the market price.
--------------------------------------------------------------------------------


WHAT ARE THE INVESTMENT OBJECTIVES AND PRINCIPAL STRATEGIES OF THE FUND?
The primary objective of the High Yield Fund is the highest level of current income obtainable with reasonable risk. Its secondary objective is capital gain where consistent with the Fund's primary objective.
       The Fund invests mainly in a diversified portfolio of high yield fixed-income securities (often referred to as "junk bonds") issued by both U.S. and foreign companies. Under normal circumstances, we invest at least 80% of the Fund's net assets (plus any borrowings) in high yield, fixed-income securities (junk bonds).
       The Fund may invest without limit in high yield fixed-income securities (junk bonds). The average term to maturity of the Fund's fixed-income securities will typically range from five to ten years. The Fund may invest up to 25% of its net assets in foreign securities. The Fund's assets may also be invested in securities that have not been registered for public sale, but that are eligible for purchase and sale by certain qualified institutional buyers (Rule 144A Securities).
       The high yield fixed-income securities ("junk bonds") in which the Fund intends to invest have lower credit ratings than investment grade securities [those rated BBB or higher by Standard and Poor's Corporation, a division of The McGraw-Hill Companies ("S&P"), or Baa or higher by Moody's Investors Service, Inc. ("Moody's")]. However, junk bonds typically offer a significantly higher yield, as well as greater risks, than investment grade securities. The Fund may invest in both convertible and non-convertible high yield bonds. Convertible debt securities are exchangeable for equity securities of the issuer at a predetermined price, and typically offer greater appreciation potential than non-convertible debt securities.
       The ratings of S&P and Moody's are used only as preliminary indicators of investment quality. We also use our own credit research and analysis.
       Achievement of the Fund's investment objectives will be more dependent on our credit analysis than would be the case if the Fund were investing in higher-quality debt securities. Our analyses may take into consideration such quantitative factors as an issuer's present and potential liquidity, profitability, internal capability to generate funds, debt/equity ratio and debt servicing capabilities, and such qualitative factors as an assessment of management, industry characteristics, accounting methodology, and foreign business exposure.
       The portion of the Fund's assets that is not invested in junk bonds may be invested in equity securities, higher rated fixed-income securities, and other securities as described below.

--------------------------------------------------------------------------------
DEBT OBLIGATION -- a security which is a written promise to repay a debt such as a bond or note.
--------------------------------------------------------------------------------


WHAT ARE THE TYPES OF SECURITIES THE FUND INVESTS IN?
High Yield Fixed-Income Securities (Junk Bonds). As discussed above, the Fund may invest without limit in convertible and non-convertible debt securities rated BB or lower by S&P, or Ba or lower by Moody's, and in securities that are not rated but are considered by us to be of similar quality.

Convertible Securities. Convertible securities include debt obligations and preferred stock of the company issuing the security, which may be exchanged for a predetermined price (the conversion

 42                     Strategies for Serious Money(R)

                                HIGH YIELD FUND

price) into the common stock of the issuer. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. Many convertible securities are issued with a "call" feature that allows the issuer of the security to choose when to redeem the security. If a convertible security held by the Fund is called for redemption, the Fund will be required to redeem the security; convert it into the underlying common stock; or sell it to a third party at a time that may be unfavorable to the Fund. Conversely, certain convertible debt securities may provide a "put option" which entitle the Fund to make the issuer redeem the security at a premium over the stated principal amount of the debt security.

Synthetic Convertible Securities. We may also create a "synthetic" convertible security by combining separate securities that possess the two principal characteristics of a true convertible security, i.e., fixed-income securities ("fixed-income component") and the right to acquire equity securities ("convertible component"). The fixed-income component is achieved by investing in non-convertible, fixed-income securities such as bonds, preferred stocks and money market instruments. The convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. The Fund may also purchase synthetic securities created by other parties, typically investment banks, including convertible structured notes. Purchasing synthetic convertible securities may offer more flexibility than purchasing a convertible security. Different companies may issue the fixed-income and convertible components which may be purchased separately, and at different times.

--------------------------------------------------------------------------------
AMERICAN DEPOSITORY RECEIPTS -- ADRs are traded on U.S. exchanges and represent an ownership interest in a foreign security. They are generally issued by a U.S. bank as a substitute for direct ownership of the foreign security.
--------------------------------------------------------------------------------


Foreign Securities. We may invest up to 25% of the Fund's net assets in securities of foreign issuers. A foreign issuer is a company organized under the laws of a foreign country that is principally traded in the financial markets of a foreign country. For purposes of the 25% limitation, foreign securities do not include securities represented by American Depository Receipts (ADRs) or securities guaranteed by a U.S. person. International investing allows the Fund to achieve greater diversification and to take advantage of changes in foreign economies and market conditions.

Defensive Investing. We may depart from the Fund's principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions without limitation in all types of money market and short term debt securities, and repurchase agreements. In a repurchase agreement, the Fund purchases a security and the seller (a bank or securities dealer) simultaneously agrees to buy back (repurchase) the security at the same price plus an amount equal to an agreed-upon interest rate, on a specified date. During periods when we have assumed a temporary defensive position, the Fund may not be able to achieve its investment objective.

Other Securities. Although not the principal investments or strategies of the Fund, we may utilize other investments and investment techniques which may impact performance, including options, warrants, futures and other strategic transactions. More information about Fund investments and strategies is provided in the Statement of Additional Information.

                        Strategies for Serious Money(R)                       43

                                HIGH YIELD FUND

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?
In addition to the principal risks described below, the Fund's principal risks include market risk and investment management risk. Please refer to the discussion of market risk and investment management risk under "The Funds" at the front of this prospectus.

High Yield Fixed-Income Securities (Junk Bonds) Risk. As mentioned above, under normal circumstances, at least 80% of the Fund's net assets (plus any borrowings) will be invested in junk bonds. The Fund's investment in junk bonds entails a greater risk than an investment in higher-rated securities. Although junk bonds typically pay higher interest rates than investment-grade bonds, there is a greater likelihood that the company issuing the junk bonds will default on interest and principal payments. In the event of an issuer's bankruptcy, claims of other creditors may have priority over the claims of junk bond holders, leaving few or no assets to repay them. Junk bonds are also more sensitive to adverse economic changes or individual corporate developments than higher quality bonds. During a period of adverse economic changes, including a period of rising interest rates, companies issuing junk bonds may be unable to make principal and interest payments.

Default Risk. Default risk refers to the risk that a company who issues a debt security will be unable to fulfill its obligation to repay principal and interest. The lower a bond is rated, the greater its default risk.

Interest Rate Risk. Interest rate risk is the risk that the Fund's investments will decrease in value as a result of an increase in interest rates. Generally, there is an inverse relationship between the value of a debt security and interest rates. Therefore, the value of the bonds held by the Fund generally decrease in periods when interest rates are rising. In addition, interest rate changes normally have a greater effect on prices of longer-term bonds than shorter-term bonds.

Convertible Securities Risk. The value of a convertible security is influenced by both the yield of non-convertible securities of comparable issuers and by the value of the underlying common stock. The value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield) is sometimes referred to as its "investment value." The investment value of a convertible security tends to decline as prevailing interest rate levels increase. Conversely, a convertible's investment value increases as prevailing interest rate levels decline. However, the convertible's market value will also be influenced by its "conversion value," which is the market value of the underlying common stock that would be obtained if the convertible security were converted. The conversion value of a convertible security tends to increase as the price of the underlying common stock increases, and decrease as the price of the underlying common stock decreases.

--------------------------------------------------------------------------------
MARKET PRICE -- the last reported sales price of a security (if on an exchange) or the last bid and ask prices if the security is traded over-the-counter.
--------------------------------------------------------------------------------

       As the market price of the underlying common stock declines such that the conversion value is substantially below the investment value of the convertible security, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock.

 44                     Strategies for Serious Money(R)

                                HIGH YIELD FUND

       If the market price of the underlying common stock increases to a point where the conversion value approximates or exceeds the investment value, the price of the convertible security tends to be influenced more by the market price of the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would be paid before the company's common stock holders. Consequently, the issuer's convertible securities entail less risk than its common stock.

Rule 144A Securities Risk. The Fund may invest without limit in securities that have been privately placed but are eligible for purchase and sale by certain qualified institutional buyers such as the Fund under Rule 144A under the Securities Act of 1933. Under the supervision of the Fund's board of trustees, we will determine whether securities purchased under Rule 144A are illiquid. The Fund is restricted to investing no more than 10% of its total assets in securities that are illiquid, that is, not readily marketable. If qualified institutional buyers are unwilling to purchase these Rule 144A Securities, the percent of the Fund's assets invested in illiquid securities would increase.

Foreign Securities Risk. We may invest up to 25% of the Fund's net assets in the securities of foreign issuers. There are special risks associated with investing in foreign securities that are not typically associated with investing in U.S. companies. These risks include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, and the possibility of substantial price volatility as a result of political and economic instability in the foreign country. Other risks of investing in foreign securities include: less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards, and less liquidity in foreign markets than in U.S. markets.

Synthetic Convertible Securities Risk. The value of a synthetic convertible security will respond differently to market fluctuations than a convertible security because a synthetic convertible is composed of two or more separate securities, each with its own market value. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.


                        Strategies for Serious Money(R)                       45

                                HIGH YIELD FUND

--------------------------------------------------------------------------------
TOTAL RETURN -- the return on an investment including income from dividends and interest as well as appreciation or depreciation in the price of the security over a given time period.
--------------------------------------------------------------------------------


HOW HAS THE FUND PERFORMED IN THE PAST?
The bar chart and table below provide some indication of the risks of investing in the Fund by showing the Fund's performance during the 2001 and 2000 calendar years and how the Fund's average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that how the Fund has performed in the past (before and after taxes) cannot predict how it will perform in the future. The information provided in the chart is for Class A shares, and does not reflect sales charges, which reduce return.

CALENDAR YEAR PERFORMANCE -- CALAMOS HIGH YIELD FUND

[Calamos High Yield Fund Bar Chart]

                                                                       CALAMOS HIGH YIELD FUND %
                                                                       -------------------------
2000                                                                              1.14
2001                                                                             10.19

       For the period included in the bar chart, the Fund's highest return for a calendar quarter was 6.29% (the 4th quarter of 2001), and the Fund's lowest return for a calendar quarter was -3.92% (the 3rd quarter of 2001).
       The Fund's calendar year-to-date total return as of June 30, 2002 was 0.80%.


 46                     Strategies for Serious Money(R)

                                HIGH YIELD FUND

The table below shows how the Fund's average annual performance (before and after taxes) for the one year period ended December 31, 2001 and since the Fund's inception, compared with broad measures of market performance. The after-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund. "Return after taxes on distributions" shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment in shares of the Fund. "Return after taxes on distributions and sale of Fund shares" shows the effect of both taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution or assumed sale, but do not include the impact of state and local taxes. In some instances, the "Return after taxes on distributions and sale of Fund shares" may be greater than "Return before taxes" because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns may not be relevant to investors who hold their Fund shares in a tax-deferred account (including a 401(k) or IRA account), or to investors that are tax-exempt. After-tax returns are shown only for Class A shares and after-tax returns for other classes will vary. The table includes the effects of sales charges for each share class.

AVERAGE ANNUAL TOTAL RETURNS--FOR PERIODS ENDED DECEMBER 31, 2001

                                                                              Since
                                                              One Year      Inception*
Class A
Return before taxes                                             4.97%          2.33%
Return after taxes on distributions                             2.47          -0.07
Return after taxes on distributions and sale of Fund shares     2.98           0.64
--------------------------------------------------------------------------------------
Class B
Return before taxes                                             5.37%          8.40%
--------------------------------------------------------------------------------------
Class C                                                           --             --
Return before taxes                                             9.51%         12.42%
--------------------------------------------------------------------------------------
Merrill Lynch High Yield Master Index(#)                        6.20%            --
--------------------------------------------------------------------------------------

Performance shown includes the effects of an overpayment of dividends and/or capital gains distribution to shareholders of certain classes of shares of the Fund (and a corresponding capital contribution by the adviser) which increased certain return figures.

* Inception date for Class A shares is 8/1/99, Inception date for Class B and Class C shares is 12/21/00.
# The Merrill Lynch High Yield Master Index measures the return of below investment grade U.S. bonds with a par value of no less than $10 million and a term to maturity of at least one year.


                        Strategies for Serious Money(R)                       47

                                HIGH YIELD FUND

--------------------------------------------------------------------------------
SHAREHOLDER FEES -- fees paid directly from your investment, which include sales charges and redemption fees that you may pay when you buy or sell shares of the Fund.
ANNUAL FUND OPERATING EXPENSES -- expenses that cover the costs of operating the Fund.
--------------------------------------------------------------------------------


WHAT ARE THE FEES AND EXPENSES OF THE FUND?
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. There are shareholder fees which are subtracted directly from the amount you invest and there are annual operating expenses which are subtracted each year from the assets in the Fund. Please refer to the "How Can I Buy Shares?" section of this prospectus for information regarding sales load discounts and waivers.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT):                  Class A      Class B      Class C
Maximum Sales Charge (Load) on Purchases (as a
  percentage of offering price)                              4.75%         None         None
-------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a percentage of
  redemption proceeds)                                        None(1)     5.00%         1.00
-------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested
  Dividends/Distributions                                     None         None         None
-------------------------------------------------------------------------------------------------
Redemption Fee                                                None         None         None
-------------------------------------------------------------------------------------------------
Exchange Fee                                                  None         None         None
-------------------------------------------------------------------------------------------------

(1)The redemption of Class A shares purchased at net asset value under the $1,000,000 purchase order privilege may be subject to a contingent deferred sales charge of 1% if redeemed within one year of purchase and 50% if redeemed during the second year following purchase.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED
FROM FUND ASSETS):
MANAGEMENT FEES                                               .75%         .75%         .75%
-------------------------------------------------------------------------------------------------
DISTRIBUTION (12b-1) FEES                                     .25%        1.00%        1.00%
-------------------------------------------------------------------------------------------------
Other Expenses                                               4.75%        4.75%        4.75%
-------------------------------------------------------------------------------------------------
Total Annual Operating Expenses*                             5.75%        6.50%        6.50%
-------------------------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement                      4.00%        4.00%        4.00%
-------------------------------------------------------------------------------------------------
Net Expenses                                                 1.75%        2.50%        2.50%
-------------------------------------------------------------------------------------------------

* Calamos Asset Management, Inc. ("CAM") has voluntarily decided to waive fees and/or reimburse fund expenses so that the Total Annual Operating Expenses are limited to 1.75% for Class A shares and 2.50% for Class B and Class C shares. Pursuant to a written agreement, the fee waiver and/or reimbursement is binding on CAM through August 31, 2003.


--------------------------------------------------------------------------------
MANAGEMENT FEES -- a fee paid to the investment adviser for managing the Fund.
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
DISTRIBUTION FEES -- fees used to support the Fund's marketing and distribution efforts, such as advertising and promotion.
--------------------------------------------------------------------------------



 48                     Strategies for Serious Money(R)

                                HIGH YIELD FUND

EXAMPLES:
These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
       This example shows an investment made and held for one year, three years, five years, and ten years. In each case, we assume that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except for waivers in the first year. Fee waivers are not considered when calculating expenses for subsequent years. Your actual costs may be greater or less. You would pay the following expenses if you redeemed your shares at the end of the period:

                                         One Year      Three Years      Five Years      Ten Years
Class A                                    $644          $1,767           $2,873         $5,565
------------------------------------------------------------------------------------------------------
Class B*                                   $753          $1,866           $3,039         $5,860
------------------------------------------------------------------------------------------------------
Class C**                                  $353          $1,566           $2,839         $5,860
------------------------------------------------------------------------------------------------------

       You would pay the following expenses if you did not redeem your shares:

                                         One Year      Three Years      Five Years      Ten Years
Class A                                    $644          $1,767           $2,873         $5,565
------------------------------------------------------------------------------------------------------
Class B*                                   $253          $1,566           $2,839         $5,860
------------------------------------------------------------------------------------------------------
Class C                                    $253          $1,566           $2,839         $5,860
------------------------------------------------------------------------------------------------------

* Assumes conversion to Class A shares eight years after purchase. For the first example that assumes that you redeem all of your shares at the end of each time period, the contingent deferred sales charge was applied as follows: 1 year (5%), 3 years (3%), 5 years (2%) and 10 years (0%).

** The contingent deferred sales charge was applied as follows: 1 year (1%); 3, 5, and 10 years (0%).


                        Strategies for Serious Money(R)                       49

                               MID CAP VALUE FUND


--------------------------------------------------------------------------------
MARKET CAPITALIZATION -- the market price of an entire company, calculated by multiplying the number of shares outstanding by the price per share.
--------------------------------------------------------------------------------


WHAT ARE THE INVESTMENT OBJECTIVES AND PRINCIPAL STRATEGIES OF THE FUND?
The primary objective of the Mid Cap Value Fund is long-term capital growth.
       Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings) in the stocks of mid-capitalization companies determined at the time of investment. Mid-capitalization companies are companies with market capitalizations between $1 billion and $25 billion at the time of purchase. However, the Fund may continue to hold those securities as their market capitalizations may grow, such that a substantial portion of the Fund's holdings can have market capitalizations in excess of $25 billion at any given time. In pursuing the Fund's investment objective, we seek out mid cap stocks that, in our opinion, are undervalued according to certain financial measurements of their intrinsic value (such as the present value of the company's future free cash flow).
       We anticipate that the Fund will invest primarily in U.S. equity securities. Although not principal investment strategies, the Fund also may invest in foreign securities, convertible securities, preferred stocks and obligations such as bonds, debentures and notes that, in our opinion, present opportunities for capital appreciation.

--------------------------------------------------------------------------------
FREE CASH FLOW -- a company's operating cash flow (net income plus all noncash charges, such as depreciation and amortization of good will, minus capital expenditures and dividends).
--------------------------------------------------------------------------------

       When buying and selling securities for the Fund, we focus on individual stock selection (called a "bottom up approach"). We use quantitative research to help us determine how an issuer's stock is valued relative to what we consider to be the issuer's intrinsic worth, the financial strength of the issuer and whether there is a near-term catalyst that could trigger an increase in the stock's price. We perform our own fundamental analysis, in addition to depending upon other sources.
       In our analysis, we typically consider the issuer's:
       - financial soundness
       - earnings and cash-flow forecast
       - quality of management
       In constructing the Fund's portfolio, we try to lower the risks of investing in mid cap stocks by also using a "top down approach" of diversification by industry and company and by paying attention to macro-level investment themes.

--------------------------------------------------------------------------------
CAPITAL APPRECIATION -- an increase in the market price of an asset, such as stocks or bonds.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EQUITY -- ownership interest in a corporation in the form of common or preferred stock.
--------------------------------------------------------------------------------


WHAT ARE THE TYPES OF SECURITIES THE FUND INVESTS IN?
Equity Securities. Equity securities include exchange-traded and over-the-counter common and preferred stocks, warrants, rights, and depository receipts. An investment in the equity securities of a company represents a proportionate ownership interest in that company. Therefore, the Fund participates in the financial success or failure of any company in which we have an equity interest. Compared with other asset classes, equity investments have a greater potential for gain.

Defensive investing We may depart from the Fund's principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions without limitation in all types of money market and short term debt securities, and repurchase


 50                     Strategies for Serious Money(R)

                               MID CAP VALUE FUND

agreements. In a repurchase agreement, the Fund purchases a security and the seller (a bank or securities dealer) simultaneously agrees to buy back (repurchase) the security at the same price plus an amount equal to an agreed-upon interest rate, on a specified date. During periods when we have assumed a temporary defensive position, the Fund may not be able to achieve its investment objective.

Other Securities. Although not the principal investments or strategies of the Fund, we may utilize other investments and investment techniques which may impact performance, including options, warrants, futures and other strategic transactions. More information about Fund investments and strategies is provided in the Statement of Additional Information.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?
In addition to the principal risks described below, the Fund's principal risks include market risk and investment management risk. Please refer to the discussion of market risk and investment management risk under "The Funds" at the front of this prospectus.

Equity Investments Risk. A substantial portion of the Fund's assets will be invested in equity securities. Equity investments are subject to greater fluctuations in market value than other asset classes as a result of such factors as a company's business performance, investor perceptions, stock market trends and general economic conditions.

Mid Cap Stock Risk. Mid cap stocks historically have been subject to greater investment risk than large company stocks. The risks generally associated with medium-sized companies include more limited product lines, markets and financial resources, lack of management depth or experience, dependency on key personnel and vulnerability to adverse market and economic developments. Accordingly, the prices of medium-sized company stocks tend to be more volatile than prices of large company stocks and are often adversely affected by more limited trading volumes and less publicly available information.

Value Style Risk. Value stocks involve the risk that they may never reach what we believe is their full market value, either because the market fails to recognize the stock's intrinsic worth or we misgauged that worth. Because different types of stocks tend to shift in and out of favor depending on market conditions, the Fund's performance may sometimes be higher or lower than that of other types of funds (such as those emphasizing growth stocks).

PERFORMANCE
Please note that performance information has not been presented for the Fund because the Fund has not been in existence for at least one calendar year.


                        Strategies for Serious Money(R)                       51

                               MID CAP VALUE FUND

--------------------------------------------------------------------------------
SHAREHOLDER FEES -- fees paid directly from your investment, which include sales charges and redemption fees that you may pay when you buy or sell shares of the Fund.
ANNUAL FUND OPERATING EXPENSES -- expenses that cover the costs of operating the Fund.
--------------------------------------------------------------------------------


WHAT ARE THE FEES AND EXPENSES OF THE FUND?
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. There are shareholder fees which are subtracted directly from the amount you invest and there are annual operating expenses which are subtracted each year from the assets in the Fund. Please refer to the "How Can I Buy Shares?" section of this prospectus for information regarding sales load discounts and waivers.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT):                      Class A      Class B    Class C
Maximum Sales Charge (Load) on Purchases (as a percentage of
  offering price)                                                4.75%         None       None
---------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a percentage of
  redemption proceeds)                                            None(1)     5.00%      1.00%
---------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends/
  Distributions                                                   None         None       None
---------------------------------------------------------------------------------------------------
Redemption Fee                                                    None         None       None
---------------------------------------------------------------------------------------------------
Exchange Fee                                                      None         None       None
---------------------------------------------------------------------------------------------------

(1)The redemption of Class A shares purchased at net asset value under the $1,000,000 purchase order privilege may be subject to a contingent deferred sales charge of 1% if redeemed within one year of purchase and .50% if redeemed during the second year following purchase.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM
FUND ASSETS):
MANAGEMENT FEES                                                1.00%        1.00%      1.00%
-------------------------------------------------------------------------------------------------
DISTRIBUTION (12b-1) FEES                                       .25%        1.00%      1.00%
-------------------------------------------------------------------------------------------------
Other Expenses*                                               30.97%       30.97%     30.97%
-------------------------------------------------------------------------------------------------
Total Annual Operating Expenses**                             32.22%       32.97%     32.97%
-------------------------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement                       30.47%       30.47%     30.47%
-------------------------------------------------------------------------------------------------
 Net Expenses                                                  1.75%        2.50%      2.50%
-------------------------------------------------------------------------------------------------

* Because the Fund is new, the amounts shown for "other expenses" are based on estimated amounts for the current fiscal year.

** Calamos Asset Management, Inc. ("CAM") has voluntarily decided to waive fees and/or reimburse fund expenses so that the Total Annual Operating Expenses are limited to 1.75% for Class A shares and 2.50% for Class B and Class C shares. Pursuant to a written agreement, the fee waiver and/or reimbursement is binding on CAM through August 31, 2003.

--------------------------------------------------------------------------------
MANAGEMENT FEES -- a fee paid to the investment adviser for managing the Fund.
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
DISTRIBUTION FEES -- fees used to support the Fund's marketing and distribution efforts, such as advertising and promotion.
--------------------------------------------------------------------------------



 52                     Strategies for Serious Money(R)

                               MID CAP VALUE FUND

EXAMPLES:
These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
       This example shows an investment made and held for one year and three years. In each case, we assume that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except for waivers in the first year. Fee waivers are not considered when calculating expenses for subsequent years. Your actual costs may be greater or less. You would pay the following expenses if you redeemed your shares at the end of the period:

                                                                  One Year      Three Years
Class A                                                             $644          $5,374
------------------------------------------------------------------------------------------------
Class B*                                                            $753          $5,554
------------------------------------------------------------------------------------------------
Class C**                                                           $353          $5,254
------------------------------------------------------------------------------------------------

       You would pay the following expenses if you did not redeem your shares:

                                                                  One Year      Three Years
Class A                                                             $644          $5,374
------------------------------------------------------------------------------------------------
Class B                                                             $253          $5,254
------------------------------------------------------------------------------------------------
Class C                                                             $253          $5,254
------------------------------------------------------------------------------------------------

* The contingent deferred sales charge was applied as follows: 1 year (5%) and 3 years (3%).

** The contingent deferred sales charge was applied as follows: 1 year (1%) and 3 years (0%).


                        Strategies for Serious Money(R)                       53

                                   FUND FACTS

WHO MANAGES THE FUNDS?
The Fund's investments are managed by Calamos Asset Management, Inc. ("CAM"), 1111 E. Warrenville Road, Naperville, IL. At June 30, 2002 CAM managed approximately $11.7 billion in assets of individuals and institutions. CAM is a wholly-owned subsidiary of Calamos Holdings, Inc. ("CHI"). CHI is controlled by John P. Calamos, who has been engaged in the investment advisory business since 1977.
       Subject to the overall authority of the board of trustees, CAM provides continuous investment supervision and management to the Funds under a management agreement and also furnishes office space, equipment and management personnel. For these services, each Fund pays CAM a fee based on average daily net assets that is accrued daily and paid on a monthly basis. The fee paid by Growth Fund is at the annual rate of 1% of the first $500 million of average net assets, ..90% of the next $500 million of average net assets, and .80% of average net assets in excess of $1 billion. The fee paid by Global Convertible Fund and Mid Cap Value Fund is at the annual rate of 1% of average net assets. The fee paid by High Yield Fund is at the annual rate of .75% of average net assets. The fee paid by each other Fund is at the annual rate of .75% of the first $500 million of average net assets, .70% of the next $500 million of average net assets, and ..65% of average net assets in excess of $1 billion.
       CAM has contractually agreed to limit the annual ordinary operating expenses of each Fund, as a percentage of the average net assets of the particular class of shares, to 1.75% for Class A shares, 2.50% for Class B shares, and 2.50% for Class C shares. This agreement is binding on CAM through August 31, 2003 for all Funds.
       For each Fund (other than the Mid Cap Value Fund, which has not been in operation for a full fiscal year), the actual amount as a percentage of average net assets the Fund paid to CAM in management fees for the most recent fiscal year was:

Convertible Fund                                               .75%
-----------------------------------------------------------------------
Convertible Growth and Income Fund                             .75%
-----------------------------------------------------------------------
Market Neutral Fund                                            .75%
-----------------------------------------------------------------------
Growth Fund                                                    .96%
-----------------------------------------------------------------------
Global Convertible Fund                                       1.00%*
-----------------------------------------------------------------------
High Yield Fund                                                .75%*
-----------------------------------------------------------------------

*  Reflects the effect of expense limitations and/or fee waivers then in effect.

       John P. Calamos and Nick P. Calamos are responsible for managing the portfolios of Convertible Fund, Convertible Growth and Income Fund, Global Convertible Fund and High Yield Fund; John P. Calamos, Nick P. Calamos and John
P. Calamos Jr. are primarily responsible for the day-to-day management of the portfolios of Market Neutral Fund, Growth Fund and Mid Cap Value Fund. During the past five years, John P. Calamos has been president and a trustee of the Trust and president of CAM and Calamos Financial Services, Inc. ("CFS") an affiliate of CAM; John P. Calamos, Jr. has been a portfolio manager and executive vice president of CAM and CFS; and Nick P. Calamos has been vice president of the Trust, a trustee of the Trust since 1997 and senior executive vice president of CAM and CFS.

 54                     Strategies for Serious Money(R)

                                   FUND FACTS

--------------------------------------------------------------------------------
NET ASSET VALUE -- the dollar value of a single mutual fund share based on the market value of the Fund's total assets after deducting liabilities, divided by the number of shares outstanding.
--------------------------------------------------------------------------------


HOW CAN I BUY SHARES?
This prospectus offers three classes of shares, Class A, Class B and Class C of each Fund. The different classes of shares of a Fund are investments in the same portfolio of securities, but each class of shares has different expenses and will likely have different share prices.
       You may purchase Fund shares in any of the following ways:

Class A Shares    The offering price of a Class A share is the net asset value plus an initial sales charge. The maximum sales charge is 4.75% of the offering price. Reduced sales charges are available for purchases of $50,000 or more. A .25% distribution fee (Rule 12b-1, explained below) is also applied to Class A shares.

Class B Shares    The offering price of a Class B share is the net asset value with no initial sales charge. A 1.00% distribution fee and a contingent deferred sales charge of up to 5.00% on shares sold within six years of purchase (falling to zero after six years) are applied to Class B shares. The charge will not be applied to the purchase of shares from the reinvestment of dividends or capital gains distributions. Class B shares automatically convert to Class A shares after eight years, which means lower annual expenses at that point forward.

Class C Shares    The offering price of a Class C share is the net asset value with no initial sales charge. A 1.00% distribution fee and a 1% contingent deferred sales charge on shares sold within one year of purchase are applied to Class C shares. The charge will not be applied to the purchase of shares from the reinvestment of dividends or capital gains distributions.
                  Class C shares have a lower contingent deferred sales charge than Class B shares, but Class C shares DO NOT convert to Class A shares.
       You may buy shares of the Funds by contacting the securities broker-dealer or other financial services firm who gave you this prospectus. When you buy shares, be sure to specify whether you want Class A, Class B or Class C shares. Shares of the Funds have not been registered for sale outside of the United States.
       The table above summarizes the main differences among Class A, Class B and Class C shares, which lie primarily in their initial and contingent deferred sales charge structures and their distribution fees. Each class has distinct advantages and disadvantages for different investors, and you should choose the class that best suits your circumstances and objectives.

DISTRIBUTION AND SERVICE (RULE 12b-1) PLAN
The Funds have a Distribution and Service Plan or "12b-1 Plan". Under the plan, Class A shares pay a distribution and service fee of .25% of the average daily net assets of the class. Class B and Class C shares pay a service fee of .25% and a distribution fee of .75%.
       Since a Fund's assets are used to pay 12b-1 fees on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges. Consequently, long-term shareholders eventually may pay more than the economic


                        Strategies for Serious Money(R)                       55

                                   FUND FACTS

equivalent of the maximum initial charges permitted by the National Association of Securities Dealers (NASD).

HOW MUCH DOES IT COST TO BUY CLASS A SHARES?
Class A shares are sold at the net asset value per share plus an initial sales charge. The sales charge varies depending on the amount of your purchase, as follows:

                                              Sales Charge
                                         ----------------------
                                         As a % of    As a % of
                                         Net Amount   Offering
                                          Invested      Price
Less than $50,000                           4.99%       4.75%
--------------------------------------------------------------------
$50,000 but less than $100,000              4.44        4.25
--------------------------------------------------------------------
$100,000 but less than $250,000             3.63        3.50
--------------------------------------------------------------------
$250,000 but less than $500,000             2.56        2.50
--------------------------------------------------------------------
$500,000 but less than $1,000,000           2.04        2.00
--------------------------------------------------------------------
$1,000,000 or more                          None*       None*
--------------------------------------------------------------------

* Redemption of shares may be subject to a contingent deferred sales charge as discussed below.

HOW CAN I REDUCE SALES CHARGES FOR CLASS A PURCHASES?
Rights of Accumulation. If you already own shares in a Fund, you may add the value of those shares to the value of any new investment. Then, the sales charge for the new shares will be figured at the rate in the table above that applies to the combined value of your current and new investment. To determine the value of the shares of your current investment, you can use either the current public offering price or the actual price you paid, whichever is greater.

Statement of Intention. You can purchase additional Class A shares of any of the Funds over a 13-month period and receive the same sales charge as if you had purchased all the shares at once under a Letter of Intent. A Letter of Intent does not obligate you to purchase or sell additional Class A shares. A price adjustment is made according to the actual amount purchased within the 13-month period.

$1,000,000 Purchase Order. You may purchase Class A shares of a Fund at net asset value without a sales charge provided that the total amount invested in the Fund or other Funds totals at


 56                     Strategies for Serious Money(R)

                                   FUND FACTS

least $1,000,000. With a $1,000,000 purchase order, you will pay a contingent deferred sales charge of 1% on shares that are sold within one year after purchase or .50% on shares that are sold during the second year after purchase, excluding shares purchased from the reinvestment of dividends or capital gains distributions.

HOW CAN I PURCHASE CLASS A SHARES WITHOUT A SALES CHARGE?
Class A shares of a Fund may be purchased at net asset value, with no initial sales charge, under the following scenarios:
       (a) any investor buying shares that have been recommended by an investment consultant to whom you pay a fee for services relating to investment selection;
       (b) any investor buying shares through an investment advisory account with Calamos Asset Management, Inc. or through a brokerage account with Calamos Financial Services, Inc. (CFS) over which CFS has investment discretion;
       (c) any investor buying shares in a non-discretionary, non-advisory, asset-based-fee brokerage account of a broker-dealer having a selling group agreement with CFS;
       (d) any investor buying shares by exchange of Cash Account Shares or Summit Fund Shares previously purchased through use of the exchange privilege;
       (e) any investor buying shares through an employee benefit plan, including individual retirement accounts introduced to the Funds through participation in a company-sponsored employee benefit plan;
       (f) any employee benefit plan buying shares through an intermediary that has signed a participation agreement with CFS specifying certain asset minimums and qualifications, and marketing, program and trading restrictions;
       (g) any insurance company separate account used to fund annuity contracts for employee benefit plans having a total of more than 200 eligible employees or a minimum of $1 million of plan assets invested in the Funds;
       (h) any employee or registered representative of CFS, one of its affiliates or a broker-dealer with a selling group agreement with CFS;
       (i) any trustee of the Trust;
       (j) any member of the immediate family of a person qualifying under (h) or (i), including a spouse, child, stepchild, sibling, parent, stepparent, grandchild and grandparent, in each case including in-law and adoptive relationships;
       (k) any trust, pension, profit sharing, or other benefit plan in which any person qualifying under (h) is a participant;
       (l) any 401(k) plan (cash or deferred arrangement intended to qualify under section 401(k) of the Internal Revenue Code) or other qualified retirement plan to which a person qualifying under (h), (i) or (j) makes voluntary contributions into his or her own account, investing with self direction
       (m) any company exchanging shares with a Fund pursuant to a merger, acquisition or exchange offer;


                        Strategies for Serious Money(R)                       57

                                   FUND FACTS

       (n) any investor buying shares with the proceeds of shares sold in the prior 12 months from a mutual fund on which an initial sales charge or contingent deferred sales charge was paid; or
       (o) any investor buying shares through a brokerage account with a broker-dealer who has waived the initial sales charge to which the broker-dealer otherwise would be entitled.
       In addition, Class A shares of the Convertible Fund may be bought without an initial sales charge by any shareholder of the Convertible Fund who has been a shareholder since April 30, 1992.

CLASS B SHARES
With Class B shares, you pay no initial sales charge, but the Fund pays a distribution and service fee at the annual rate of 1.00% of average net assets. As a result, the annual expenses for Class B shares are somewhat higher compared to Class A shares, which pay a .25% distribution and service fee. After eight years, Class B shares automatically convert to Class A, which has the effect of lowering the annual expenses from the ninth year on.
       Class B shares have a contingent deferred sales charge that declines over the years you own shares, and disappears completely after six years of ownership. For any shares you sell within those six years, you may be charged at the following rates based on the lesser of the redemption price or purchase price:

Year After You Bought Shares  Contingent Deferred Sales Charge
First year                                 5.00%
--------------------------------------------------------------
Second year                                4.00%
--------------------------------------------------------------
Third or fourth year                       3.00%
--------------------------------------------------------------
Fifth year                                 2.00%
--------------------------------------------------------------
Sixth year                                 1.00%
--------------------------------------------------------------

TELEPHONE PURCHASES PERMITTED
Once you have established an account, you may purchase shares over the telephone by debiting your bank account. To electronically debit your bank account, you must hold your account at a financial institution that is an Automatic Clearing House member. To permit telephone purchases, you must authorize telephone purchases on your account application. Call us at 800.823.7386 to obtain an account application with the telephone purchase option. If you did not authorize telephone purchases on your original account application, you may request telephone purchases by submitting a request in writing along with a voided check, to U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201.

--------------------------------------------------------------------------------
TRANSFER AGENT -- maintains the Fund's shareholder records including purchases, sales and account balances.
--------------------------------------------------------------------------------

       To purchase shares by telephone, call 800.823.7386. The purchase price for the shares will be the net asset value per share next computed after receipt by our transfer agent of your telephone purchase if you call to place your order by 3:00 p.m. Central time. We will initiate most electronic transfers from your bank account to pay for the share purchase within that same business day.

 58                     Strategies for Serious Money(R)

                                   FUND FACTS

       We may modify or terminate the ability to purchase shares by telephone at any time, or from time to time, without notice to shareholders. If your order to purchase shares of a Fund is canceled because your electronic transfer does not clear, you will be responsible for any resulting loss incurred by the Fund. We, and our transfer agent, will be liable for losses resulting from unauthorized telephone purchases only if we do not follow reasonable procedures designed to verify the identity of the caller. You should immediately verify your trade confirmations when you receive them.

ELIGIBILITY TO BUY SHARES OF MARKET NEUTRAL FUND
As of the close of business on November 30, 2001, the Market Neutral Fund closed to purchases or exchanges by new investors, except as described below. If you were a shareholder in the Fund (in your own name or as a beneficial owner of shares held in someone else's name) as of November 30, 2001, you may continue to make additional investments in the Fund and reinvest your dividends and capital gains distributions.
       You may open a new account, even though the Market Neutral Fund is closed, if:
       - You purchase through an employee retirement plan whose records are maintained by a trust company or plan administrator and whose investment alternatives include shares of the Fund;
       - You are a shareholder with combined balances of $100,000 in any of the Calamos Family of Funds (in your own name or as a beneficial owner of shares held in someone else's name);
       - You purchase through an investment advisory account with CAM or through a brokerage account with CFS; or
       - You are a trustee or officer of the Trust, or an employee of CAM, or a member of the immediate family of any of those people.
       The Trust reserves the right to re-open the Market Neutral Fund to new investors or to modify the extent to which future sales of shares are limited. If you have any questions about your eligibility to purchase shares of the Fund, please call 800.823.7386.

HOW CAN I SELL SHARES?

THROUGH YOUR BROKER-DEALER (CERTAIN CHARGES MAY APPLY)
Shares held for you in your broker-dealer's name must be sold through the broker-dealer.

WRITING TO THE FUND'S TRANSFER AGENT
As a shareholder, you may request a Fund to redeem your shares. When the shares are held for you by the Funds' transfer agent, you may sell your shares by sending a written request with signatures guaranteed to: U.S. Bancorp Fund Services, LLC ("U.S. Bancorp"), P.O. Box 701, Milwaukee, WI 53201. You may redeem your shares by written request without a signature guarantee, provided that the proceeds of the redemption are not more than $50,000 and they are to be sent to the registered holder at the address of record. If you hold physical certificates for your shares, they must be endorsed and mailed to or deposited with U.S. Bancorp along with a written request for redemption. Under certain circumstances, before shares can be sold, additional

                        Strategies for Serious Money(R)                       59

                                   FUND FACTS

documents may be required in order to verify the authority of the person who is selling the shares.

TELEPHONE REDEMPTIONS
If you have elected the telephone redemption privilege you may redeem your shares by telephone. With the telephone redemption option, you may sell up to $50,000 worth of shares on any day. You may not redeem by telephone shares held in an IRA account or in an account for which you have changed the address within the preceding 30 days.
       During periods of volatile economic and market conditions, you may have difficulty making a redemption request by telephone, in which case you should make your redemption request in writing.
       To permit telephone redemptions, you must authorize telephone redemption on your account application prior to calling us with your redemption request. Call us at 800.823.7386 to obtain an account application with the telephone redemption option. If you did not authorize telephone redemption on your original account application, you may request telephone redemption by submitting a request in writing with a signature guarantee. If you want redemption proceeds paid by wire transfer to your bank account, send your request for telephone redemption, along with a voided check, to U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201.
       To redeem shares from your account by telephone, call 800.823.7386. To reduce the risk of fraudulent instruction and to ensure that instructions communicated by telephone are genuine, we will send your redemption proceeds only to the address or bank/brokerage account as shown on our records. We also may record a call, request more information and send written confirmation of telephone transactions. We (and our transfer agent) will not be responsible for the authenticity of instructions provided by telephone, nor for any loss, liability, cost or expense for acting upon instructions furnished by telephone if we reasonably believe that such instructions are genuine. If we do not follow reasonable procedures for protecting shareholders against loss on telephone redemptions, we may be liable for any loss due to unauthorized or fraudulent instructions. Please verify the accuracy of each telephone transaction as soon as you receive your confirmation statement.

PROCEEDS
We will send your redemption proceeds to you by check or by wire to a predetermined bank or brokerage account. Redemption proceeds paid by wire will normally be sent on the next business day after receipt of the redemption request and the cost of the wire (currently $15.00) will be deducted from the redemption proceeds. A redemption request received after 4 p.m. eastern time (or after the close of regular session trading on the New York Stock Exchange ("NYSE") if the NYSE closes before 4 p.m.) will be deemed received on the next business day.

PROCESSING TIME
A check for the proceeds from the sale will not be sent to you until the check used to purchase the shares has cleared, which can take up to 15 days after purchase. You may avoid this delay by buying shares with a wire transfer of funds. A Fund may suspend the right of redemption under

 60                     Strategies for Serious Money(R)

                                   FUND FACTS

certain extraordinary circumstances in accordance with the rules of the Securities and Exchange Commission.

SMALL ACCOUNTS
Due to the relatively high cost of handling small accounts, each Fund may give you 30 days' written notice that it intends to buy your shares, at net asset value, if your account has a value of less than $500. This would not apply if your account value declined to less than $500 as a result of market fluctuation.
       ONCE YOUR INSTRUCTIONS TO SELL SHARES OF THE FUNDS HAVE BEEN RECEIVED, YOU MAY NOT CANCEL OR REVOKE YOUR REQUEST. IT IS, THEREFORE, VERY IMPORTANT THAT YOU CALL US IF YOU HAVE ANY QUESTIONS ABOUT THE REQUIREMENTS FOR SELLING SHARES BEFORE SUBMITTING YOUR REQUEST.

TRANSACTION INFORMATION

SHARE PRICE
Each Fund's share price, or net asset value (NAV) is determined as of the close of regular session trading on the NYSE (currently 4:00 p.m. Eastern Time) each day that the Exchange is open. The NYSE is regularly closed on New Year's Day, the third Monday in January and February, Good Friday, the last Monday in May, Independence Day, Labor Day, Thanksgiving and Christmas.
       The NAV per share for each class of shares of a Fund is calculated by dividing the value of all of the securities and other assets of that class of shares of the Fund, less its liabilities, by the number of shares outstanding for that class of Fund shares. When shares are purchased or sold, the order is processed at the next NAV that is calculated on any day the NYSE is open for trading, after receiving a purchase or sale order. The values of the securities in the Fund are based on market prices from the primary market in which they are traded. As a general rule, equity securities listed on a U.S. securities exchange or Nasdaq National Market are valued at the last quoted sale price on the day the valuation is made. Bonds and other fixed-income securities that are traded over the counter and on an exchange will be valued according to the broadest and most representative market, and it is expected this will ordinarily be the over-the-counter market.
       The foreign securities held by a Fund are traded on exchanges throughout the world. Trading on these foreign securities exchanges is completed at various times throughout the day and often does not coincide with the close of trading on the NYSE. The value of foreign securities is determined at the close of trading of the exchange on which the securities are traded or at the close of trading on the NYSE, whichever is earlier. As a result, it is possible that events affecting the value of such securities may occur that are not reflected in the computation of the Fund's NAV, and the NAV may change on days when you will not be able to buy or sell the Fund's shares.
       If market prices are not readily available or when the valuation methods mentioned above do not produce a value reflective of the fair value of the securities, securities and other assets are priced at a fair value as determined by the board of trustees or a committee thereof. Any fair value pricing will be based on what the board or a committee thereof believes is a fair value of the security rather than the last quoted price of the security.


                        Strategies for Serious Money(R)                       61

                                   FUND FACTS

Exchange Privilege. You may exchange Class A shares of a Fund for Class A shares of another Fund with no sales charge. Class B shares of a Fund can be exchanged for Class B shares of another Fund with no contingent deferred sales charge. Class C shares of a Fund can also be exchanged for Class C shares of another Fund with no contingent deferred sales charge. You may exchange your shares by writing to us at The Calamos Family of Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201. If you have authorized telephone redemption on your account application, you may also exchange your shares by calling us at 800.823.7386. YOU MAY NOT MAKE MORE THAN FOUR EXCHANGES FROM ANY FUND DURING ANY CALENDAR YEAR. AN EXCHANGE TRANSACTION IS CONSIDERED A SALE AND PURCHASE OF SHARES FOR FEDERAL INCOME TAX PURPOSES AND MAY RESULT IN CAPITAL GAIN OR LOSS.

--------------------------------------------------------------------------------
SIGNATURE GUARANTEE -- an authentication of a signature in the form of a stamp or seal by a bank, stock exchange member or other acceptable guarantor (not a Notary Public).
--------------------------------------------------------------------------------

WHERE CAN I HAVE MY SIGNATURE GUARANTEED?
As discussed above, with certain written requests to sell shares, each person signing must have their signature guaranteed. You can obtain a signature guarantee from most brokerage houses, including CFS, and financial institutions.

WHAT IS THE MINIMUM AMOUNT I CAN INVEST IN THE FUNDS?
The minimum initial investment for each of Class A, Class B, and Class C shares of each Fund other than the Market Neutral Fund is $500. The minimum initial investment for each of Class A, Class B, Class C Shares of the Market Neutral Fund is $10,000. Additional minimum investments in any Fund can be made for $50 or more.

TRANSACTION RESTRICTIONS
We reserve the right to reject any order for the purchase of shares in whole or in part, and to suspend the sale of shares to the public in response to conditions in the securities markets or otherwise. Since frequent trading and short-term market timing potentially can harm a Fund's portfolio management, you may not make more than four exchanges from a Fund during any calendar year. If you exceed this limit, or if a Fund or the distributor determines, in its sole discretion, that there appears to be a pattern of market timing or other frequent purchases or sales, it reserves the right to reject any exchange, purchase or redemption order. Although each Fund will attempt to give prior notice of a suspension or termination of an exchange privilege when it is reasonably able to do so, the suspension or termination may be effective immediately, thereby preventing any uncompleted exchange.

BROKER TRANSACTIONS
If you buy and sell shares of a Fund through a member of the National Association of Securities Dealers, Inc. other than CFS, the Funds' distributor, that member may charge a fee for that service. Please read this prospectus along with any material describing fees and services that the member firm may charge.

REDEMPTION-IN-KIND
The Funds reserve the right to honor any request for sales or repurchase by paying you with readily marketable securities, either in whole or in part. This is considered a "redemption-in-kind". The Fund will choose these securities and value them in the same way as they are valued

 62                     Strategies for Serious Money(R)

                                   FUND FACTS

for purposes of computing the Fund's net asset value. You may incur transaction expenses if you convert these securities to cash.

PROSPECTUSES AND SHAREHOLDER REPORTS
We reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts. Call us at 800.823.7386 or write to us at The Calamos Family of Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201 to request individual copies of these documents. We will begin sending you individual copies within thirty days of your request.

DISTRIBUTIONS AND TAXES

--------------------------------------------------------------------------------
DIVIDENDS -- income paid to shareholders as cash or reinvested in additional Fund shares as they are paid.
--------------------------------------------------------------------------------


DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
You may receive two kinds of distributions from a Fund: dividends and capital gains distributions. Unless you requested on the account application or in writing that distributions be made in cash, all dividends and capital gains distributions are paid by crediting you with additional shares of the Fund of the same class you already own. These shares are valued at the next net asset value per share that is computed after the dividend or distribution date. There is no sales charge applied. The Convertible Fund, Convertible Growth and Income Fund, Market Neutral Fund, Global Convertible Fund and High Yield Fund declare and pay dividends from net investment income quarterly; the Growth Fund and the Mid Cap Value Fund declare dividends annually. Net realized long-term capital gains, if any, are paid to shareholders by each Fund at least annually.

--------------------------------------------------------------------------------
DISTRIBUTIONS -- payment of a dividend or capital gain to shareholders as cash or reinvested in the Fund as they are paid.
--------------------------------------------------------------------------------

       If two consecutive dividend checks from a Fund are returned undeliverable, those dividends will be invested in additional shares of that Fund at the current net asset value and the account will be designated as a dividend reinvestment account.

TAXES
You may realize a capital gain or capital loss when you sell (redeem) shares. The federal tax treatment will depend, of course, on how long you owned the shares and on your individual tax position. You may be subject to state and local taxes on your investment in a Fund, depending on the laws of your home state and locality.
       The dividends and distributions paid by a Fund are subject to taxation as of the date of payment, except for those distributions declared in October, November or December and paid in January of the next year. Such a distribution will be treated as though it were received on December 31 of the year in which it is declared.
       You may be taxed on dividends from net investment income and capital gains distributions at different rates depending on your tax situation. Annually, we will advise you of the source of your distributions for tax purposes.


                        Strategies for Serious Money(R)                       63

                                   FUND FACTS

       A Fund may be required to withhold federal income tax ("backup withholding") from payments to you if:
       - you fail to furnish your properly certified Social Security or other tax identification number;
       - you fail to certify that your tax identification number is correct or that you are not subject to backup withholding due to the underreporting of certain income; or
       - the Internal Revenue Service ("IRS") informs the Fund that your tax identification number is incorrect.
       These certifications are contained in the application that you should complete and return when you open an account. The Fund must promptly pay to the IRS all amounts withheld. Therefore, it is usually not possible for the Fund to reimburse you for amounts withheld. You may, however, claim the amount withheld as a credit on your federal income tax return.


 64                     Strategies for Serious Money(R)

                              FINANCIAL HIGHLIGHTS

       The tables below are intended to help you understand the Funds' financial performance for the period shown below for Class A, Class B, and Class C shares. Certain information reflects financial results for a single Fund share. The Total Return figures show what an investor in a Fund would have earned (or lost) if all distributions had been reinvested. This information has been audited by Ernst & Young LLP whose report, along with the Funds' financial statements, are included in the Funds' annual report, which is available upon request.

CONVERTIBLE FUND
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS FOLLOWS:

                                                                    Class A Shares                            Class B Shares
                                                ------------------------------------------------------    -----------------------
                                                                                                                        Sept. 11,
                                                                                                             Year         2000
                                                                 Year Ended March 31,                        Ended       through
                                                ------------------------------------------------------     March 31,    March 31,
                                                  2002        2001        2000       1999       1998         2002         2001
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period           $  19.14    $  22.74    $  17.14    $ 17.43    $ 14.68      $ 21.35      $ 23.03
 Income from investment operations:
   Net investment income                            0.52        0.51        0.43       0.41       0.49         0.40         0.15
   Net realized and unrealized gain (loss) on
   investments                                      0.12       (1.14)       5.98       0.09       3.92         0.16        (1.56)
                                                --------    --------    --------    -------    -------      -------      -------
   Total from investment operations                 0.64       (0.63)       6.41       0.50       4.41         0.56        (1.41)
---------------------------------------------------------------------------------------------------------------------------------
 Capital contribution from Advisor                    --        0.03          --         --         --           --         2.61
 Less distributions:
   Dividends from net investment income            (0.62)      (0.56)      (0.44)     (0.41)     (0.61)       (0.50)       (0.17)
   Dividends from net realized gains               (0.31)      (2.41)      (0.37)     (0.38)     (0.95)       (0.31)       (0.10)
   Distributions paid from capital                    --          --          --         --      (0.10)          --           --
   Distributions from capital contribution            --       (0.03)         --         --         --           --        (2.61)
                                                --------    --------    --------    -------    -------      -------      -------
   Total distributions                             (0.93)      (3.00)      (0.81)     (0.79)     (1.66)       (0.81)       (2.88)
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                 $  18.85    $  19.14    $  22.74    $ 17.14    $ 17.43      $ 21.10      $ 21.35
---------------------------------------------------------------------------------------------------------------------------------
 Total return(a)(b)                                 3.6%        (3.2)%      38.1%       3.2%      31.4%        2.7%          5.3%
---------------------------------------------------------------------------------------------------------------------------------
 Ratios and supplemental data:
   Net assets, end of period (000)              $313,223    $142,293    $100,589    $67,456    $62,157      $86,451      $13,628
   Ratio of net expenses to average net assets       1.2%        1.2%        1.4%       1.4%       1.4%         2.0%         1.9%*
   Ratio of net investment income to average
   net assets                                        2.7%        2.5%        2.3%       2.6%       3.3%         1.9%         1.8%*
 Ratio of gross expenses to average net assets
 prior to waiver and absorption of expenses by
 the advisor(c)                                      1.2%        1.2%        1.4%       1.4%       1.4%         2.0%         2.7%*
---------------------------------------------------------------------------------------------------------------------------------

                                                                 Year Ended March 31,
                                                ------------------------------------------------------
                                                  2002        2001        2000       1999       1998
---------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                            37.0%       92.6%       90.9%      78.2%      76.0%
---------------------------------------------------------------------------------------------------------------------------------

(a)Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charges.

(b)In March 2001, the Fund's total return includes the capital contribution by the Advisor. Excluding this item, total return would have been -3.4%, -6.2%, and -4.0% for Class A, B and C shares, respectively.

(c)Includes expenses associated with additional distribution in March 2001 equivalent to .01%, .76% and .11% of average net assets for Class A, Class B and Class C shares, respectively.

*  Annualized.


                        Strategies for Serious Money(R)                       65

                              FINANCIAL HIGHLIGHTS

CONVERTIBLE FUND

                                                                   Class C Shares
                                                ----------------------------------------------------
                                                                Year Ended March 31,
                                                ----------------------------------------------------
                                                  2002       2001       2000       1999       1998
----------------------------------------------------------------------------------------------------
 Net asset value, beginning of period           $  19.23    $ 22.62    $ 17.07    $ 17.38    $ 14.63
 Income from investment operations:
  Net investment income                             0.36       0.34       0.35       0.31       0.40
  Net realized and unrealized gain (loss) on
  investments                                       0.15      (1.12)      5.93       0.11       3.92
                                                --------    -------    -------    -------    -------
  Total from investment operations                  0.51      (0.78)      6.28       0.42       4.32
----------------------------------------------------------------------------------------------------
 Capital contribution from Advisor                    --       0.18         --         --         --
 Less distributions:
  Dividends from net investment income             (0.49)     (0.34)     (0.36)     (0.35)     (0.52)
  Dividends from net realized gains                (0.31)     (2.27)     (0.37)     (0.38)     (0.95)
  Distributions paid from capital                     --         --         --         --      (0.10)
  Distributions from capital contribution             --      (0.18)        --         --         --
                                                --------    -------    -------    -------    -------
  Total distributions                              (0.80)     (2.79)     (0.73)     (0.73)     (1.57)
----------------------------------------------------------------------------------------------------
 Net asset value, end of period                 $  18.94    $ 19.23    $ 22.62    $ 17.07    $ 17.38
----------------------------------------------------------------------------------------------------
 Total return(a)(b)                                 2.8%       (3.1)%     37.4%       2.7%      30.8%
----------------------------------------------------------------------------------------------------
 Ratios and supplemental data:
  Net assets, end of period (000)               $225,058    $97,784    $58,679    $30,843    $14,358
  Ratio of net expenses to average net assets        2.0%       1.9%       1.9%       1.9%       2.0%
  Ratio of net investment income to average
  net assets                                         1.9%       1.8%       1.8%       2.1%       3.0%
  Ratio of gross expenses to average net
  assets prior to waiver and absorption of
  expenses by the advisor(c)                         2.0%       2.0%       1.9%       1.9%       2.0%
----------------------------------------------------------------------------------------------------


 66                     Strategies for Serious Money(R)

                              FINANCIAL HIGHLIGHTS

CONVERTIBLE GROWTH AND INCOME FUND
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS FOLLOWS:

                                                   Class A Shares                             Class B Shares
                                ----------------------------------------------------    ---------------------------
                                                                                                         Sept 11,
                                                                                           Year            2000
                                                Year Ended March 31,                       Ended         through
                                ----------------------------------------------------     March 31,      March 31,
                                  2002       2001       2000       1999       1998         2002            2001
-------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of
 period                         $  23.26    $ 28.29    $ 18.22    $ 18.59    $ 15.52      $ 25.57         $28.43
 Income from investment
 operations:
   Net investment income            0.50       0.61       0.40       0.39       0.34         0.36           0.13
   Net realized and unrealized
   gain (loss) on investments       0.98      (2.29)     10.34       0.79       5.14         1.08          (2.77)
                                --------    -------    -------    -------    -------      -------         ------
   Total from investment
   operations                       1.48      (1.68)     10.74       1.18       5.48         1.44          (2.64)
-------------------------------------------------------------------------------------------------------------------
 Capital contribution from
 Advisor                              --         --         --         --         --           --           2.91
 Less distributions:
   Dividends from net
   investment income               (0.58)     (0.62)     (0.39)     (0.39)     (0.41)       (0.44)         (0.12)
   Dividends from net realized
   gains                           (0.21)     (2.73)     (0.28)     (1.16)     (2.00)       (0.21)         (0.10)
   Distributions from capital
   contribution                       --         --         --         --         --           --          (2.91)
                                --------    -------    -------    -------    -------      -------         ------
   Total distributions             (0.79)     (3.35)     (0.67)     (1.55)     (2.41)       (0.65)         (3.13)
-------------------------------------------------------------------------------------------------------------------
 Net asset value, end of
 period                         $  23.95    $ 23.26    $ 28.29    $ 18.22    $ 18.59      $ 26.36         $25.57
-------------------------------------------------------------------------------------------------------------------
 Total return(a)(b)                 6.5%       (6.8)%     59.8%       6.9%      37.8%         5.7%           1.0%
-------------------------------------------------------------------------------------------------------------------
 Ratios and supplemental data:
   Net assets, end of period
   (000)                        $242,624    $82,362    $45,440    $18,981    $13,119      $68,757         $5,923
   Ratio of net expenses to
   average net assets                1.3%       1.4%       1.7%       2.0%       2.0%         2.1%           2.1%*
   Ratio of net investment
   income to average net
   assets                            2.2%       2.6%       1.8%       2.3%       2.0%         1.4%           1.8%*
 Ratio of gross expenses to
 average net assets prior to
 waiver and absorption of
 expenses by the advisor(c)          1.3%       1.4%       1.7%       2.0%       2.0%         2.1%           2.3%*
-------------------------------------------------------------------------------------------------------------------

                                                                 Year Ended March 31,
                                                      -------------------------------------------
                                                      2002     2001      2000     1999      1998
-------------------------------------------------------------------------------------------------
 Portfolio turnover rate                              39.7%    81.6%    116.5%    87.5%    115.5%
-------------------------------------------------------------------------------------------------

(a)Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.

(b)In March 2001, the Fund's total return includes the capital contribution by the Advisor. Excluding this item, total return would have been -6.8%, -9.3% and -7.5% for Class A, B and C Shares, respectively.

(c)Includes expenses associated with additional distributions in March 2001 equivalent to .20% and .21% of average net assets for Class B and Class C Shares, respectively.

*  Annualized.


                        Strategies for Serious Money(R)                       67

                              FINANCIAL HIGHLIGHTS

CONVERTIBLE GROWTH AND INCOME FUND

                                                                    Class C Shares
                                                   -------------------------------------------------
                                                                 Year Ended March 31,
                                                   -------------------------------------------------
                                                     2002       2001       2000      1999      1998
----------------------------------------------------------------------------------------------------
 Net asset value, beginning of period              $  23.47    $ 27.99    $18.07    $18.48    $15.50
 Income from investment operations:
  Net investment income                                0.31       0.37      0.33      0.28      0.26
  Net realized and unrealized gain (loss) on
  investments                                          1.01      (2.25)    10.18      0.82      5.11
                                                   --------    -------    ------    ------    ------
  Total from investment operations                     1.32      (1.88)    10.51      1.10      5.37
----------------------------------------------------------------------------------------------------
 Capital contribution from Advisor                       --       0.42        --        --        --
 Less distributions:
  Dividends from net investment income                (0.42)     (0.35)    (0.31)    (0.34)    (0.39)
  Dividends from net realized gains                   (0.21)     (2.29)    (0.28)    (1.17)    (2.00)
  Distributions from capital contribution                --      (0.42)       --        --        --
                                                   --------    -------    ------    ------    ------
  Total distributions                                 (0.63)     (3.06)    (0.59)    (1.51)    (2.39)
----------------------------------------------------------------------------------------------------
 Net asset value, end of period                    $  24.16    $ 23.47    $27.99    $18.07    $18.48
----------------------------------------------------------------------------------------------------
 Total return(a)(b)                                     5.8%      (5.8)%    58.9%      6.5%     37.1%
----------------------------------------------------------------------------------------------------
 Ratios and supplemental data:
  Net assets, end of period (000)                  $112,633    $24,311    $7,302    $2,676    $1,379
  Ratio of net expenses to average net assets           2.1%       2.1%      2.2%      2.4%      2.5%
  Ratio of net investment income to average net
  assets                                                1.4%       1.8%      1.3%      1.9%      1.5%
  Ratio of gross expenses to average net assets
  prior to waiver and absorption of expenses by
  the advisor(c)                                        2.1%       2.3%      2.2%      2.4%      2.5%
----------------------------------------------------------------------------------------------------


 68                     Strategies for Serious Money(R)

                              FINANCIAL HIGHLIGHTS

MARKET NEUTRAL FUND
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS FOLLOWS:

                                                                   Class A Shares
                                                 --------------------------------------------------
                                                                Year Ended March 31,
                                                 --------------------------------------------------
                                                   2002       2001       2000       1999      1998
---------------------------------------------------------------------------------------------------
 Net asset value, beginning of period            $  13.34    $ 13.00    $ 11.72    $11.91    $10.81
 Income from investment operations:
  Net investment income                              0.36       0.51       0.41      0.32      0.50
  Net realized and unrealized gain (loss) on
  investments                                        0.41       0.58       1.54      0.67      1.19
                                                 --------    -------    -------    ------    ------
  Total from investment operations                   0.77       1.09       1.95      0.99      1.69
---------------------------------------------------------------------------------------------------
 Capital contribution from Advisor                     --       0.01         --        --        --
 Less distributions:
  Dividends from net investment income              (0.37)     (0.51)     (0.41)    (0.32)    (0.55)
  Dividends from net realized gains                 (0.02)     (0.24)     (0.26)    (0.86)    (0.04)
  Distributions from capital contribution              --      (0.01)        --        --        --
                                                 --------    -------    -------    ------    ------
  Total distributions                               (0.39)     (0.76)     (0.67)    (1.18)    (0.59)
---------------------------------------------------------------------------------------------------
 Net asset value, end of period                  $  13.72    $ 13.34    $ 13.00    $11.72    $11.91
---------------------------------------------------------------------------------------------------
 Total return(a)(c)                                   5.8%       8.6%      17.1%      8.7%     15.7%
---------------------------------------------------------------------------------------------------
 Ratios and supplemental data:
  Net assets, end of period (000)                $306,524    $73,817    $14,224    $2,089    $1,123
  Ratio of net expenses to average net
  assets(b)                                           1.3%       1.5%       2.0%      2.1%      2.1%
  Ratio of net investment income to average net
  assets                                              3.1%       5.0%       3.9%      3.1%      3.9%
  Ratio of gross expenses to average net assets
  prior to waiver and absorption of expenses by
  the advisor(c)                                      1.3%       1.5%       4.9%      6.4%      6.2%
---------------------------------------------------------------------------------------------------

                                                                Year Ended March 31,
                                                   ----------------------------------------------
                                                    2002      2001      2000      1999      1998
-------------------------------------------------------------------------------------------------
 Portfolio turnover rate                           160.7%    264.9%    266.0%    192.9%    398.2%
-------------------------------------------------------------------------------------------------

(a)Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.

(b)Includes 0.1%, 0.1%, 0.1%, 0.1% and 0.1%, for years 2002, 2001, 2000, 1999 and 1998, respectively, related to dividend expense on short positions.

(c)In March 2001, the Fund's total return includes the capital contribution by the Advisor. Excluding this item, total return would have been 8.6%, 2.2% and 7.8% for Class A, B and C Shares, respectively.

(d)Includes expenses associated with additional distribution in 2001 equivalent to .02% of average net assets for Class C.

*  Annualized.


                        Strategies for Serious Money(R)                       69

                              FINANCIAL HIGHLIGHTS

MARKET NEUTRAL FUND

                                  Class B Shares                              Class C Shares
                          -------------------------------   ---------------------------------------------------
                                             Sept. 11,
                               Year             2000             Year                         February 16, 2000
                              Ended           through           Ended          Year Ended          through
                          March 31, 2002   March 31, 2001   March 31, 2002   March 31, 2001    March 31, 2000
---------------------------------------------------------------------------------------------------------------
 Net asset value,
 beginning of period         $ 13.78           $13.63          $  13.50         $ 13.01            $12.82
 Income from investment
 operations:
   Net investment income        0.28             0.14              0.28            0.46              0.04
   Net realized and
   unrealized gain
   (loss) on investments        0.41             0.16              0.40            0.54              0.22
                             -------           ------          --------         -------            ------
   Total from investment
   operations                   0.69             0.30              0.68            1.00              0.26
---------------------------------------------------------------------------------------------------------------
 Capital contribution
 from Advisor                     --             0.51                --            0.18                --
 Less distributions:
   Dividends from net
   investment income           (0.29)           (0.14)            (0.29)          (0.37)            (0.07)
   Dividends from net
   realized gains              (0.02)           (0.01)            (0.02)          (0.14)               --
   Distributions from
   capital contribution           --            (0.51)               --           (0.18)               --
                             -------           ------          --------         -------            ------
   Total distributions         (0.31)           (0.66)            (0.31)          (0.69)            (0.07)
---------------------------------------------------------------------------------------------------------------
 Net asset value, end of
 period                      $ 14.16           $13.78          $  13.87         $ 13.50            $13.01
---------------------------------------------------------------------------------------------------------------
 Total return(a)(c)              5.1%             6.0%              5.1%            9.3%              2.0%
---------------------------------------------------------------------------------------------------------------
 Ratios and supplemental
 data:
   Net assets, end of
   period (000)              $45,804           $2,108          $160,940         $13,438            $  207
   Ratio of net expenses
   to average net
   assets(b)                     2.1%             2.3%*             2.1%            2.3%              2.5%*
   Ratio of net
   investment income to
   average net assets            2.3%             4.3%*             2.3%            4.3%              3.2%*
 Ratio of gross expenses
 to average net assets
 prior to waiver and
 absorption of expenses
 by the advisor(c)               2.1%             2.3%*             2.1%            2.6%              4.0%*
---------------------------------------------------------------------------------------------------------------


 70                     Strategies for Serious Money(R)

                              FINANCIAL HIGHLIGHTS

GROWTH FUND
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS FOLLOWS:

                                                    Class A Shares                                Class B Shares
                                -------------------------------------------------------    -----------------------------
                                                                                                            Sept. 11,
                                                                                              Year             2000
                                                 Year Ended March 31,                         Ended          through
                                -------------------------------------------------------     March 31,       March 31,
                                   2002         2001       2000       1999       1998         2002             2001
------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of
 period                         $    37.04    $  48.17    $ 23.51    $ 20.06    $ 17.04     $  39.45          $50.67
 Income from investment
 operations:
   Net investment income
   (loss)                            (0.41)**    (0.27)**   (0.56)     (0.30)     (0.01)       (0.47)**        (0.31)**
   Net realized and unrealized
   gain (loss) on investments         1.01       (5.87)     28.35       3.75       8.53         0.81          (10.02)
                                ----------    --------    -------    -------    -------     --------          ------
   Total from investment
   operations                         0.60       (6.14)     27.79       3.45       8.52         0.34          (10.33)
------------------------------------------------------------------------------------------------------------------------
 Capital contribution from
 Advisor                                --          --         --         --         --           --            3.77
 Less distributions:
   Dividends from net
   investment income                    --          --         --         --         --           --              --
   Dividends from net realized
   gains                                --       (4.99)     (3.13)        --      (5.32)          --           (0.89)
   Distributions from paid in
   capital                              --          --         --         --      (0.18)          --              --
   Distributions from capital
   contribution                         --          --         --         --         --           --           (3.77)
                                ----------    --------    -------    -------    -------     --------          ------
   Total distributions                  --       (4.99)     (3.13)        --      (5.50)          --           (4.66)
------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of
 period                         $    37.64    $  37.04    $ 48.17    $ 23.51    $ 20.06     $  39.79          $39.45
------------------------------------------------------------------------------------------------------------------------
 Total return(a)(b)                   1.6%       (14.2)%    123.4%      17.2%      54.0%        0.9%           (13.0)%
------------------------------------------------------------------------------------------------------------------------
 Ratios and supplemental data:
   Net assets, end of period
   (000)                        $1,027,091    $140,353    $40,102    $13,553    $10,374     $130,934          $7,158
   Ratio of net expenses to
   average net assets                  1.5%        1.5%       2.0%       2.0%       2.0%         2.3%            2.2%*
   Ratio of net investment
   income to average net
   assets                             (1.1)%      (0.7)%     (1.7)%     (1.6)%     (1.5)%       (1.9)%          (1.4)%*
   Ratio of gross expenses to
   average net assets prior to
   waiver and absorption of
   expenses by the advisor(c)          1.5%        1.5%       2.4%       2.4%       2.3%         2.3%            3.4%*
------------------------------------------------------------------------------------------------------------------------

                                                 Year Ended March 31,
                                -------------------------------------------------------
                                   2002         2001       2000       1999       1998
------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate              78.8%       90.9%     175.3%     184.3%     206.1%
------------------------------------------------------------------------------------------------------------------------

(a)Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.

(b)In March 2001, the Fund's total return includes the capital contribution by the Advisor. Excluding this item, total return would have been -14.2%, -20.6% and -14.8% for Class A, B and C Shares, respectively.

(c)Includes expenses associated with additional distribution in March 2001 equivalent to 1.17% and .30% of average net assets for Class B and Class C Shares, respectively.

*  Annualized.

** Net investment income (loss) allocated based on average shares outstanding method.


                        Strategies for Serious Money(R)                       71

                              FINANCIAL HIGHLIGHTS

GROWTH FUND

                                                                         Class C Shares
                                                        -------------------------------------------------
                                                                      Year Ended March 31,
                                                        -------------------------------------------------
                                                          2002       2001       2000      1999      1998
---------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                   $  36.72    $ 47.16    $23.18    $19.85    $16.98
 Net income from investment operations:
  Net investment income                                    (0.68)**   (0.56)**  (1.55)    (0.11)    (0.13)
  Net realized and unrealized gain (loss) on
  investments                                               0.99      (5.82)    28.66      3.44      8.50
                                                        --------    -------    ------    ------    ------
  Total from investment operations                          0.31      (6.38)    27.11      3.33      8.37
---------------------------------------------------------------------------------------------------------
 Capital contribution from Advisor                            --       0.61        --        --        --
 Less distributions:
  Dividends from net investment income                        --         --        --        --     (5.32)
  Dividends from net realized gains                           --      (4.06)    (3.13)       --     (0.18)
  Distributions paid from capital                             --         --                  --        --
  Distributions from capital contribution                     --      (0.61)       --        --        --
                                                        --------    -------    ------    ------    ------
  Total distributions                                         --      (4.67)    (3.13)       --     (5.50)
---------------------------------------------------------------------------------------------------------
 Net asset value, end of period                         $  37.03    $ 36.72    $47.16    $23.18    $19.85
---------------------------------------------------------------------------------------------------------
 Total return(a)(b)                                         0.8%      (13.4)%   122.2%     16.8%     53.3%
---------------------------------------------------------------------------------------------------------
 Ratios and supplemental data:
  Net assets, end of period (000)                       $333,734    $52,463    $6,017    $  308    $   41
  Ratio of net expenses to average net assets                2.3%       2.2%      2.5%      2.5%      2.5%
  Ratio of net investment income to average net assets      (1.9)%     (1.4)%    (2.2)%    (2.1)%    (2.0)%
  Ratio of gross expenses to average net assets prior
  to waiver and absorption of expenses by the
  advisor(c)                                                2.3%        2.5%      3.0%      3.0%      2.9%
---------------------------------------------------------------------------------------------------------


 72                     Strategies for Serious Money(R)

                              FINANCIAL HIGHLIGHTS

GLOBAL CONVERTIBLE FUND
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS FOLLOWS:

                                                         Class A Shares                      Class B Shares
                                          ---------------------------------------------   ---------------------
                                                                                                      Sept. 11,
                                                                                            Year        2000
                                                                                            Ended      through
                                                      Year Ended March 31,                March 31,   March 31,
                                           2002      2001      2000      1999     1998      2002        2001
---------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period     $  7.12   $  9.24   $  6.61   $ 6.56   $ 5.39    $ 7.58      $ 9.11
 Net income from investment operations:
   Net investment income                     0.18      0.15      0.05     0.02     0.17      0.20        0.26
   Net realized and unrealized gain
   (loss) on investments                    (0.15)    (1.12)     2.76     0.29     1.42     (0.21)      (1.31)
                                          -------   -------   -------   ------   ------    ------      ------
   Total from investment operations          0.03     (0.97)     2.81     0.31     1.59     (0.01)      (1.05)
---------------------------------------------------------------------------------------------------------------
 Capital contribution from Advisor             --      0.01        --       --       --        --        0.61
 Less distributions:
   Dividends from net investment income     (0.23)    (0.47)    (0.04)   (0.13)   (0.28)    (0.20)      (0.38)
   Dividends from net realized gains        (0.03)    (0.68)    (0.14)   (0.13)   (0.14)    (0.03)      (0.10)
   Distributions from capital
   contributions                               --     (0.01)       --       --       --        --       (0.61)
                                          -------   -------   -------   ------   ------    ------      ------
   Total distributions                      (0.26)    (1.16)    (0.18)   (0.26)   (0.42)    (0.23)      (1.09)
---------------------------------------------------------------------------------------------------------------
 Net asset value, end of period           $  6.89   $  7.12   $  9.24   $ 6.61   $ 6.56    $ 7.34      $ 7.58
---------------------------------------------------------------------------------------------------------------
 Total return(a)(b)                           0.5%    (11.2)%    42.7%     5.1%    30.3%     (0.1)%      (4.6)%
---------------------------------------------------------------------------------------------------------------
 Ratios and supplemental data:
   Net assets, end of period (000)        $12,611   $11,084   $11,520   $6,447   $5,678    $  648      $   28
   Ratio of net expenses to average net
   assets                                     1.8%      1.8%      2.0%     2.0%     2.0%      2.5%        2.5%*
   Ratio of net investment income to
   average net assets                         1.7%      1.7%      0.5%     1.3%     1.4%      1.0%        1.0%*
 Ratio of gross expenses to average net
 assets prior to waiver and absorption
 of expenses by the advisor(c)                2.9%      2.9%      3.2%     3.2%     3.0%      3.7%        4.6%*
---------------------------------------------------------------------------------------------------------------

                                                      Year ended March 31,
                                          ---------------------------------------------
                                           2002      2001      2000      1999     1998
---------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                     75.6%    111.4%     84.6%   106.3%    64.8%
---------------------------------------------------------------------------------------------------------------

(a)Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charges.

(b)In March 2001, the Fund's total return includes the capital contribution by the Advisor. Excluding this item, total return would have been -11.3%, -11.7%, -11.9% for Class A, B and C shares, respectively.

(c)Includes expenses associated with additional distribution in March 2001 equivalent to .99% and .26% of average net assets for Class B and Class C shares, respectively.

*  Annualized.


                        Strategies for Serious Money(R)                       73

                              FINANCIAL HIGHLIGHTS

GLOBAL CONVERTIBLE FUND

                                                                       Class C Shares
                                                       ----------------------------------------------
                                                                    Year Ended March 31,
                                                       ----------------------------------------------
                                                        2002      2001      2000      1999      1998
-----------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                  $ 7.19    $ 9.14    $ 6.57    $ 6.53    $ 5.37
 Net income from investment operations:
  Net investment income                                  0.20      0.11      0.02      0.01      0.15
  Net realized and unrealized gain (loss) on
  investments                                           (0.22)    (1.14)     2.73      0.27      1.41
                                                       ------    ------    ------    ------    ------
  Total from investment operations                      (0.02)    (1.03)     2.75      0.28      1.56
-----------------------------------------------------------------------------------------------------
 Capital contribution from Advisor                         --      0.12        --        --        --
  Less distributions:
  Dividends from net investment income                  (0.19)    (0.36)    (0.04)    (0.11)    (0.26)
  Dividends from net realized gains                     (0.03)    (0.56)    (0.14)    (0.13)    (0.14)
  Distributions from capital contributions                 --     (0.12)       --        --        --
                                                       ------    ------    ------    ------    ------
  Total distributions                                   (0.22)    (1.04)    (0.18)    (0.24)    (0.40)
-----------------------------------------------------------------------------------------------------
 Net asset value, end of period                        $ 6.95    $ 7.19    $ 9.14    $ 6.57    $ 6.53
-----------------------------------------------------------------------------------------------------
 Total return(a)(b)                                      (0.3)%   (10.4)%    42.0%      4.6%     29.8%
-----------------------------------------------------------------------------------------------------
 Ratios and supplemental data:
  Net assets, end of period (000)                      $4,301    $2,477    $1,409    $  729    $  671
  Ratio of net expenses to average net assets             2.5%      2.5%      2.5%      2.5%      2.5%
  Ratio of net investment income to average net
  assets                                                  1.0%      1.0%      0.0%      0.8%      0.9%
  Ratio of gross expenses to average net assets prior
  to waiver and absorption of expenses by the
  advisor(c)                                              3.7%      3.9%      4.0%      4.0%      3.7%
-----------------------------------------------------------------------------------------------------


 74                     Strategies for Serious Money(R)

                              FINANCIAL HIGHLIGHTS

HIGH YIELD FUND
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS FOLLOWS:

                                                 Class A                    Class B                 Class C
                                       ---------------------------   ---------------------   ---------------------
                                                         August 1,               Dec. 21,                Dec. 21,
                                         Year Ended        1999        Year        2000        Year        2000
                                          March 31,       through      Ended      through      Ended      through
                                       ---------------   March 31,   March 31,   March 31,   March 31,   March 31,
                                        2002     2001      2000        2002        2001        2002        2001
------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period  $ 9.55   $ 9.53    $10.00      $ 9.77      $ 9.39      $ 9.74      $ 9.39
 Net income from investment
 operations:
   Net investment income                 0.54     0.64      0.33        0.47        0.07        0.46        0.18
   Net realized and unrealized gain
   (loss) on investments                 0.29     0.02     (0.48)       0.31        0.38        0.33        0.35
                                       ------   ------    ------      ------      ------      ------      ------
   Total from investment operations      0.83     0.66     (0.15)       0.78        0.45        0.79        0.53
------------------------------------------------------------------------------------------------------------------
 Capital contribution from Advisor         --     0.00**      --          --        0.23          --        0.15
 Less distributions:
   Dividends from net investment
   income                               (0.53)   (0.64)    (0.32)      (0.48)      (0.07)      (0.49)      (0.18)
   Distributions from capital
   contribution                            --    (0.00)**      --         --       (0.23)         --       (0.15)
                                       ------   ------    ------      ------      ------      ------      ------
   Total distributions                  (0.53)   (0.64)    (0.32)      (0.48)      (0.30)      (0.49)      (0.33)
------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period        $ 9.85   $ 9.55    $ 9.53      $10.07      $ 9.77      $10.04      $ 9.74
------------------------------------------------------------------------------------------------------------------
 Total return(a)(b)                       9.0%     7.1%     (1.5)%       8.3%        7.3%        8.4%        7.2%
------------------------------------------------------------------------------------------------------------------
 Ratios and supplemental data:
   Net assets, end of period (000)     $7,023   $2,243    $  728      $2,014      $   40      $3,636      $   11
   Ratio of net expenses to average
   net assets                             1.8%     1.8%      2.0%*       2.5%        2.5%*       2.5%        2.5%*
   Ratio of net investment income to
   average net assets                     6.3%     7.6%      5.9%*       5.6%        6.8%*       5.6%        6.8%*
 Ratio of gross expenses to average
 net assets prior to waiver and
 absorption of expenses by the
 advisor(c)                               5.8%    12.4%     13.1%*       6.5%       13.1%*       6.5%       13.1%*
------------------------------------------------------------------------------------------------------------------
                                            Year         August 1,
                                            Ended          1999
                                          March 31,       through
                                       ---------------   March 31,
                                        2002     2001      2000
------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                 36.7%    19.7%      1.6%*
------------------------------------------------------------------------------------------------------------------

(a)Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.

(b)In March 2001, the Fund's total return includes the capital contribution by the Advisor. Excluding this item, total return would have been 7.1%, 4.8%, and 5.6% for Class A, B, and C Shares, respectively.

(c)Includes expenses associated with additional distribution in March 2001 equivalent to .03% of average net assets for Class A.

*  Annualized.

** Amounts are less than $0.01 per share.


                        Strategies for Serious Money(R)                       75

                              FINANCIAL HIGHLIGHTS

MID CAP VALUE FUND

       SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS
FOLLOWS:

                                                                 Class A          Class B          Class C
                                                                ----------       ----------       ----------
                                                                January 2,       January 2,       January 2,
                                                                   2002             2002             2002
                                                                 through          through          through
                                                                March 31,        March 31,        March 31,
                                                                   2002             2002             2002
------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                             $10.00           $10.00           $10.00
 Income from investment operations:
 Net investment income                                                --            (0.01)           (0.01)
    Net realized and unrealized gain (loss) on investments         (0.11)           (0.12)           (0.11)
                                                                  ------           ------           ------
    Total from investment operations                               (0.11)           (0.13)           (0.12)
------------------------------------------------------------------------------------------------------------
 Capital contribution from Advisor                                    --               --               --
 Less distributions:
    Dividends from net investment income                              --               --               --
    Dividends from net realized capital gains                         --               --               --
    Distributions from capital contributions                          --               --               --
                                                                  ------           ------           ------
    Total distributions                                               --               --               --
------------------------------------------------------------------------------------------------------------
 Net assets value, end of period                                  $ 9.89           $ 9.87           $ 9.88
------------------------------------------------------------------------------------------------------------
 Total Return(a)                                                    (1.1)%           (1.3)%           (1.2)%
------------------------------------------------------------------------------------------------------------
 Ratios and supplemental data:
    Net assets, end of period (000)                               $1,130           $   55           $   65
    Ratio of net expenses to average net assets*                     1.8%             2.5%             2.5%
    Ratio of net investment income to average net assets*           (0.3)%           (1.0)%           (1.0)%
  Ratio of gross expenses to average net assets prior to
  waiver and absorption of expenses by the advisor                  32.3%*           33.0%*           33.0%*
------------------------------------------------------------------------------------------------------------
                                                                  Period
                                                                  Ended
                                                                March 31,
                                                                   2002
------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate*                                            0.0%
------------------------------------------------------------------------------------------------------------

(a)Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
*  Annualized


 76                     Strategies for Serious Money(R)

FOR MORE INFORMATION

If you would like more information about the Funds, the following resources are available upon request, free of charge.

ANNUAL AND SEMIANNUAL REPORTS
Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. The reports contain a discussion of the market conditions and investment strategies that significantly affected the Funds' performance for the past six-month and twelve-month periods.

AUTOMATED SHAREHOLDER ASSISTANCE
24 hours
800.823.7386

TO OPEN AN ACCOUNT OR OBTAIN INFORMATION
800.582.6959

VISIT OUR WEB-SITE
www.calamos.com

STATEMENT OF ADDITIONAL INFORMATION
The Statement of Additional Information (SAI) provides more detailed information about the Funds and, except for the information in the section entitled "Financial Statements," is incorporated into this prospectus by reference.

You can get free copies of reports and the SAI, request other information and discuss your questions about the Funds by contacting CALAMOS ASSET MANAGEMENT, INC. at:

CALAMOS ASSET MANAGEMENT, INC.
1111 E. Warrenville Road
Naperville, Illinois 60563-1463

Telephone: 800.582.6959

You can review the Funds' reports and SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies for free from the EDGAR database on the Commission's Internet website at http://www.sec.gov, or for a duplicating fee by calling or writing to:

Public Reference Section of the Commission
Washington, D.C. 20549-0102
Telephone: 202.942.8090
E-mail: publicinfo@sec.gov

Investment Company Act file no. 811-5443
1317 Rev. 01/03